UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21216
                                                     ---------------------

         Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31, 2003
                                           ------------------

                  Date of reporting period: November 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

SEMIANNUAL REPORT November 30, 2003

                                NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND
                                                                             NTC

                            NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NFC

                          NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NGK

                          NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NGO

                              NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND
                                                                             NMT

                          NUVEEN MASSACHUSETTS DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NMB

                  NUVEEN INSURED MASSACHUSETTS TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NGX

                                   NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND
                                                                             NOM


Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.


DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY


By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your
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Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Dear
  SHAREHOLDER

I am very pleased to report that for the six months ended November 30, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 15, 2004

Nuveen Municipal Closed-End Exchange-Traded Funds
(NTC, NFC, NGK, NGO, NMT, NMB, NGX, NOM)

Portfolio Managers'
               COMMENTS

Portfolio managers Paul Brennan, Tom O'Shaughnessy, and Scott Romans discuss national and state economic and market conditions, key investment strategies, and the recent performance of these eight Nuveen Funds. With 12 years of investment experience, Paul has managed NTC since 1999, NFC since 2001, NGK and NGO since 2002, and NMT and NMB since January 2003. Tom, a 20-year veteran of Nuveen, assumed portfolio management responsibility for NGX in January 2003. Scott, who joined Nuveen in 2000, took over management responsibility for NOM in November 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2003?

Over the past six month period, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the overall pace of economic improvement. In June 2003, the Federal Reserve reduced the fed funds rate to 1.0%, the lowest level since 1958. The Fed's accommodative monetary policy, coupled with Washington's tax relief measures and increased spending for defense and national security, helped to fuel a jump of 8.2% (annualized) in the third-quarter gross domestic product (GDP), up from 3.3% in the second quarter. At the same time, inflation remained under control.

In the municipal market, the slow rate of economic recovery over the majority of this period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets, including the municipal market, for the six-month period ended November 30, 2003.

During the first 11 months of 2003, municipal supply nationally remained on a record-setting pace, with $347.1 billion in new bonds, up 5% over the same period in 2002.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN CONNECTICUT AND MASSACHUSETTS?

Despite a heavy debt load and weak employment trends, Connecticut continued to feature a diverse economy and the highest per capita income in the nation. Health and education services, financial services, and retail served as the major drivers of the economy over the six month period, while biopharmaceutical firms also showed growth. However, continued losses in manufacturing, information technology, and construction offset these gains. As of November 2003, unemployment in the state had risen to 5.0% from 4.6% a year earlier, remaining below the current national average of 5.9%.

During the first 11 months of 2003, Connecticut issued $5.6 billion in new municipal paper, an increase of 16% over the same period in 2002. In July 2003, citing the state's fiscal problems and the delay in adopting a plan to close a $2.3 billion gap in the state budget, Moody's downgraded Connecticut's general obligation (GO) debt to Aa3 from Aa2, while Standard & Poor's maintained a rating of AA for the state.

Massachusetts continued to grapple with a sluggish economy and budgetary stress brought on by a drop in tax revenues and aggravated by cuts in the state's personal income tax. While Massachusetts' manufacturing sector continued to shed jobs, signs of increased export activity have emerged, and defense contractors may benefit from increased government spending. In November 2003, unemployment was 5.4%, down from 5.8% in August 2003 and on par with the jobless rate a year earlier.

During the first 11 months of 2003, municipal issuance in Massachusetts decreased 15% from the same period during 2002, totaling $10.4 billion. In September 2003, Moody's reconfirmed its Aa2 rating for Massachusetts GO paper, while S&P reaffirmed its AA- outlook in October 2003.

WHAT WERE ECONOMIC AND MARKET CONDITIONS FOR MISSOURI?

Despite a job growth picture that remained extremely weak, Missouri continued to benefit from a diverse industrial base, sound financial operations, low debt levels, and the ability to build reserve balances. Along with job losses in the manufacturing, construction, and wholesale trade sectors, the state also experienced a lack of new job growth in non-manufacturing sectors. Even under these conditions, Missouri's unemployment rate declined to 5.0% in November 2003, down from 5.6% 12 months earlier. The state's reserve position enabled Missouri to maintain financial flexibility and an adequate cushion.

In the first 11 months of 2003, Missouri issued $5.3 billion in new debt, an increase of 3% over 2002 levels. As of November 2003, Missouri general obligation bonds were rated Aaa/AAA by Moody's and S&P, respectively.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THE 12 MONTHS ENDED NOVEMBER 30, 2003?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                TOTAL RETURN           LEHMAN      LIPPER
            MARKET YIELD              ON NAV    TOTAL RETURN1    AVERAGE2
-------------------------------------------------------------------------
                                      1 YEAR           1 YEAR      1 YEAR
                    TAXABLE-           ENDED            ENDED       ENDED
      11/30/03   EQUIVALENT3        11/30/03         11/30/03    11/30/03
-------------------------------------------------------------------------
NTC      5.43%         7.93%           9.40%            6.65%      10.28%
-------------------------------------------------------------------------
NFC      5.54%         8.09%          10.10%            6.65%      10.28%
-------------------------------------------------------------------------
NGK      5.57%         8.13%          11.53%            6.65%      10.28%
-------------------------------------------------------------------------
NGO      5.71%         8.34%          10.83%            6.65%      10.28%
-------------------------------------------------------------------------
NMT      5.64%         8.29%           7.50%            6.65%      10.28%
-------------------------------------------------------------------------
NMB      5.77%         8.49%          11.53%            6.65%      10.28%
-------------------------------------------------------------------------
NGX      5.48%         8.06%           7.92%            7.09%      10.28%
-------------------------------------------------------------------------
NOM      5.19%         7.69%           9.10%            6.65%      10.28%
-------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the 12-month period ended November 30, 2003, the total return of all seven of the noninsured Funds in this report outperformed the unleveraged Lehman Brothers Municipal Bond Index, while NGX outperformed its insured Lehman benchmark. NFC, NGK, NGO, and NMB also outperformed or performed in line with their Lipper peer group average, while the remaining Funds (NTC, NMT, NGX and NOM) trailed this measure.

The use of leverage was one of the factors that influenced the total return performances of these Funds relative to the Lehman indexes. While leveraging creates increased volatility, this strategy can also provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates, and income is an important component of total return for any bond investment.



1 The total annual returns on common share net asset value (NAV) for the noninsured Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. The total annual return for NGX is compared with the total annual return of the Lehman Insured Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 43 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of annual returns for funds from 10 different states with a wide variety of economic and municipal market conditions and investment guidelines, making direct comparisons less applicable.

3 The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: Connecticut 31.5%, Massachusetts 32%, and Missouri 32.5%. The yields shown highlight the added value of owning shares that are exempt from state as well as federal income taxes.

In addition to leverage, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' relative performances during this period. For example, holdings of multifamily housing bonds in NMT and NGX of 11% and 9% of their portfolios, respectively, contributed to their trailing the other Funds in this report. This was due largely to the decline in interest rates, which led to dramatic growth in mortgage refinancings and increased the rate of prepayments, adversely affecting both the prices and yields of housing bonds.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-payment capabilities of these Funds benefited from their use of leverage. During the 12-months ended November 30, 2003, continued low short-term rates enabled us to implement two dividend increases in NFC, NGK, and NMB and one in NTC and NOM. Leverage also helped to support the dividends of NMT, which has provided shareholders with 42 consecutive months of steady or increasing dividends. NGO and NGX have paid shareholders attractive, stable dividends for 13 and 11 consecutive months, respectively.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2003, NTC, NFC, NGK, NGO, NMT, NMB and NOM had positive UNII, while NGX had negative UNII.

The share prices and net asset values of these Funds ended the period higher than they had been at the beginning. The exceptions were NGO and NMB, which saw their share prices decline over the 12-month period. As of November 30, 2003, the Funds were trading at premiums to their common share NAVs, with the exception of NGK and NGO which were trading at a discount (see individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12 MONTHS ENDED NOVEMBER 30, 2003?

For this 12 month period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-payment capabilities. A major focus continued to be management of the Funds' durations as a way of enhancing our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk.

Over the 12 month period, the durations of the newer Funds shortened significantly. However, we kept the duration of NGX (11.37) slightly longer to provide additional support for this newest Fund's income stream in the current market environment.

In keeping with the steepness of the municipal yield curve, the majority of our purchase activity over the past year focused on value opportunities in the long intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years) in the older Funds and in the 10-year to 15-year part of the yield in the newer Funds. In many cases, bonds in these parts of the curve offered yields similar to those of longer-term bonds but, had less inherent interest rate risk.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of November 30, 2003, the seven noninsured Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 77% to 87%. NGX, which is allowed to invest up to 20% in uninsured investment-grade quality securities, held 83% of its portfolio in insured bonds as of November 30, 2003.

Looking at bond calls, these Funds generally offer good levels of call protection over the next three years, with potential call exposure (as of November 30, 2003) ranging from 2% in NMB to 20% in NTC during 2004- 2006. In coming months, the number of actual bond calls in all of these Funds will depend largely on market interest rates.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for considerable portfolio diversification. In our opinion, the Funds represent a quality component a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Connecticut Premium Income Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NTC



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        70%
AA                         16%
A                           4%
BBB                         9%
NR                          1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.25
--------------------------------------------------
Common Share Net Asset Value                $15.17
--------------------------------------------------
Premium/(Discount) to NAV                    7.12%
--------------------------------------------------
Market Yield                                 5.43%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.54%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.93%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $80,582
--------------------------------------------------
Average Effective Maturity (Years)           18.54
--------------------------------------------------
Leverage-Adjusted Duration3                   8.03
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/20/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.52%         9.40%
--------------------------------------------------
5-Year                         5.30%         6.63%
--------------------------------------------------
10-Year                        6.49%         6.96%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              24%
--------------------------------------------------
Tax Obligation/General                         18%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Water and Sewer                                 9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                        0.072
Jan                        0.072
Feb                        0.072
Mar                        0.0735
Apr                        0.0735
May                        0.0735
Jun                        0.0735
Jul                        0.0735
Aug                        0.0735
Sep                        0.0735
Oct                        0.0735
Nov                        0.0735


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                    16.1
                           16.14
                           16.25
                           16.2
                           16.7
                           16.56
                           16.52
                           16.48
                           16.6
                           16.85
                           16.56
                           16.63
                           16.4
                           16.27
                           16.55
                           16.65
                           16.51
                           16.45
                           16.7
                           16.36
                           16.37
                           16.7
                           16.85
                           17.14
                           17.2
                           17.25
                           16.67
                           17.05
                           17.2
                           17.02
                           16.82
                           16.77
                           15.88
                           15.52
                           15.35
                           15.74
                           15.78
                           15.71
                           15.7
                           15.82
                           16.2
                           16.4
                           16.45
                           16.32
                           16.29
                           16.11
                           16.34
11/30/03                   16.25


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2002 of $0.0127 per share.

3 See definition of leverage-adjusted duration on the inside back cover of this report.

Nuveen Connecticut Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NFC



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        57%
AA                         20%
A                           8%
BBB                        14%
NR                          1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.13
--------------------------------------------------
Common Share Net Asset Value                $15.16
--------------------------------------------------
Premium/(Discount) to NAV                    6.40%
--------------------------------------------------
Market Yield                                 5.54%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.69%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.09%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $38,742
--------------------------------------------------
Average Effective Maturity (Years)           19.09
--------------------------------------------------
Leverage-Adjusted Duration2                   9.41
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/26/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.59%        10.10%
--------------------------------------------------
Since Inception                8.10%         7.89%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         21%
--------------------------------------------------
Education and Civic Organizations              21%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                        0.07
Jan                        0.07
Feb                        0.07
Mar                        0.07
Apr                        0.07
May                        0.07
Jun                        0.0715
Jul                        0.0715
Aug                        0.0715
Sep                        0.0745
Oct                        0.0745
Nov                        0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                    15.05
                           15
                           15.45
                           15.7
                           15.6
                           15.95
                           15.76
                           15.65
                           15.94
                           16.1
                           15.8
                           15.7
                           15.69
                           15.65
                           15.8
                           15.7
                           15.67
                           15.95
                           15.88
                           15.7
                           15.82
                           15.96
                           16
                           16.35
                           16.6
                           16.44
                           16.5
                           16.4
                           16.57
                           16.28
                           16.3
                           14.95
                           15.24
                           15.04
                           15
                           14.91
                           15.39
                           15.21
                           15.33
                           15.55
                           15.64
                           15.85
                           15.75
                           16.05
                           16.16
                           16.21
                           16.1
11/30/03                   16.13


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

Nuveen Connecticut Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of November 30, 2003


NGK



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        67%
AA                         20%
A                           5%
BBB                         8%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.52
--------------------------------------------------
Common Share Net Asset Value                $15.71
--------------------------------------------------
Premium/(Discount) to NAV                  (1.21)%
--------------------------------------------------
Market Yield                                 5.57%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.74%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.13%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $36,252
--------------------------------------------------
Average Effective Maturity (Years)           18.11
--------------------------------------------------
Leverage-Adjusted Duration3                   9.77
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         8.93%        11.53%
--------------------------------------------------
Since Inception                7.60%        11.43%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         32%
--------------------------------------------------
Education and Civic Organizations              22%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------
Housing/Single Family                           7%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                        0.069
Jan                        0.069
Feb                        0.069
Mar                        0.069
Apr                        0.069
May                        0.069
Jun                        0.0705
Jul                        0.0705
Aug                        0.0705
Sep                        0.072
Oct                        0.072
Nov                        0.072


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                    15.15
                           15.3
                           15.3
                           15.35
                           15.35
                           15.55
                           15.55
                           15.51
                           15.55
                           15.84
                           15.85
                           15.6
                           15.45
                           15.5
                           15.68
                           15.43
                           15.63
                           15.96
                           15.58
                           15.7
                           15.6
                           15.7
                           15.9
                           15.8
                           16.55
                           16.69
                           16.69
                           16.46
                           16.7
                           16.25
                           15.71
                           14.98
                           15.01
                           14.55
                           14.33
                           14.43
                           14.87
                           14.93
                           15.3
                           15.31
                           15.38
                           15.71
                           15.65
                           15.75
                           15.84
                           15.5
                           15.7
11/30/03                   15.52

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0623 per share.

3 See definition of leverage-adjusted duration on the inside back cover of this report.

Nuveen Connecticut Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of November 30, 2003


NGO



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        71%
AA                         14%
A                           5%
BBB                        10%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.66
--------------------------------------------------
Common Share Net Asset Value                $14.55
--------------------------------------------------
Premium/(Discount) to NAV                  (6.12)%
--------------------------------------------------
Market Yield                                 5.71%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.93%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.34%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $63,224
--------------------------------------------------
Average Effective Maturity (Years)           19.08
--------------------------------------------------
Leverage-Adjusted Duration2                  10.62
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/26/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -0.99%        10.83%
--------------------------------------------------
Since Inception               -2.95%         6.50%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         26%
--------------------------------------------------
Tax Obligation/Limited                         19%
--------------------------------------------------
Education and Civic Organizations              12%
--------------------------------------------------
Long-Term Care                                  9%
--------------------------------------------------
U.S. Guaranteed                                 9%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                        0.065
Jan                        0.065
Feb                        0.065
Mar                        0.065
Apr                        0.065
May                        0.065
Jun                        0.065
Jul                        0.065
Aug                        0.065
Sep                        0.065
Oct                        0.065
Nov                        0.065



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                    14.75
                           14.6
                           14.71
                           14.75
                           14.85
                           15.09
                           15
                           15
                           15
                           14.99
                           14.8
                           14.92
                           14.75
                           14.96
                           14.71
                           14.65
                           14.88
                           14.85
                           14.6
                           14.7
                           14.65
                           15.14
                           15.05
                           15.09
                           15.2
                           15.23
                           15.25
                           14.94
                           15.35
                           15.15
                           14.37
                           13.35
                           13.62
                           13.35
                           13.45
                           13.42
                           13.66
                           13.95
                           13.83
                           14
                           14.29
                           14.2
                           14
                           13.91
                           13.76
                           13.69
                           13.84
11/30/03                   13.66


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

Nuveen Massachusetts Premium Income Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NMT



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        65%
AA                         16%
A                           9%
BBB                         8%
NR                          2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.65
--------------------------------------------------
Common Share Net Asset Value                $14.88
--------------------------------------------------
Premium/(Discount) to NAV                    5.17%
--------------------------------------------------
Market Yield                                 5.64%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.83%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.29%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $70,209
--------------------------------------------------
Average Effective Maturity (Years)           18.19
--------------------------------------------------
Leverage-Adjusted Duration2                   9.38
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         8.07%         7.50%
--------------------------------------------------
5-Year                         4.47%         5.70%
--------------------------------------------------
10-Year                        7.66%         6.68%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              23%
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                        0.0735
Jan                        0.0735
Feb                        0.0735
Mar                        0.0735
Apr                        0.0735
May                        0.0735
Jun                        0.0735
Jul                        0.0735
Aug                        0.0735
Sep                        0.0735
Oct                        0.0735
Nov                        0.0735


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                    15.54
                           15.75
                           15.69
                           15.52
                           15.81
                           15.9
                           15.85
                           15.8
                           16.18
                           15.94
                           15.76
                           15.74
                           15.92
                           16.26
                           16.06
                           16.06
                           16.07
                           15.95
                           16.12
                           16.24
                           16.2
                           16.23
                           16.36
                           16.8
                           16.95
                           16.54
                           16.14
                           16.22
                           16.6
                           16.48
                           15.39
                           14.15
                           14.54
                           14.3
                           14.5
                           14.36
                           14.8
                           15.05
                           15.37
                           15.3
                           15.17
                           14.99
                           14.93
                           15.4
                           15.22
                           15
                           15.36
11/30/03                   15.65


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

Nuveen Massachusetts Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NMB

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        65%
AA                         19%
A                           3%
BBB                        13%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.90
--------------------------------------------------
Common Share Net Asset Value                $15.50
--------------------------------------------------
Premium/(Discount) to NAV                    2.58%
--------------------------------------------------
Market Yield                                 5.77%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.01%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.49%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $30,166
--------------------------------------------------
Average Effective Maturity (Years)           20.01
--------------------------------------------------
Leverage-Adjusted Duration2                   9.55
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/30/01)
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         1.06%        11.53%
--------------------------------------------------
Since Inception                7.79%         8.97%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         22%
--------------------------------------------------
Education and Civic Organizations              19%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------
U.S. Guaranteed                                 8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                        0.073
Jan                        0.073
Feb                        0.073
Mar                        0.073
Apr                        0.073
May                        0.073
Jun                        0.0745
Jul                        0.0745
Aug                        0.0745
Sep                        0.0765
Oct                        0.0765
Nov                        0.0765


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                    15.54
                           15.75
                           15.69
                           15.52
                           15.81
                           15.9
                           15.85
                           15.8
                           16.18
                           15.94
                           15.76
                           15.74
                           15.92
                           16.26
                           16.06
                           16.06
                           16.07
                           15.95
                           16.12
                           16.24
                           16.2
                           16.23
                           16.36
                           16.8
                           16.95
                           16.54
                           16.14
                           16.22
                           16.6
                           16.48
                           15.39
                           14.15
                           14.54
                           14.3
                           14.5
                           14.36
                           14.8
                           15.05
                           15.37
                           15.3
                           15.17
                           14.99
                           14.93
                           15.4
                           15.22
                           15
                           15.36
11/30/03                   15.65


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NGX



Pie Chart:
CREDIT QUALITY
Insured                    83%
AAA (uninsured)             3%
AA (uninsured)              9%
A (uninsured)               4%
BBB (uninsured)             1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.77
--------------------------------------------------
Common Share Net Asset Value                $14.60
--------------------------------------------------
Premium/(Discount) to NAV                    8.01%
--------------------------------------------------
Market Yield                                 5.48%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.61%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.06%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $39,591
--------------------------------------------------
Average Effective Maturity (Years)           24.49
--------------------------------------------------
Leverage-Adjusted Duration2                  11.37
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/21/02)
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.21%         7.92%
--------------------------------------------------
Since Inception               10.36%         7.41%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         22%
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Education and Civic Organizations              20%
--------------------------------------------------
Healthcare                                     19%
--------------------------------------------------
Housing/Multifamily                             9%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                        0.072
Feb                        0.072
Mar                        0.072
Apr                        0.072
May                        0.072
Jun                        0.072
Jul                        0.072
Aug                        0.072
Sep                        0.072
Oct                        0.072
Nov                        0.072


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/22/02                   15.05
                           15.15
                           15.15
                           15.01
                           14.92
                           15
                           14.4
                           15
                           15
                           15
                           15.4
                           15.45
                           15
                           15
                           15.15
                           15.2
                           14.82
                           15.12
                           15.13
                           15.4
                           15.9
                           15.72
                           15.6
                           15.78
                           15.98
                           16.43
                           16.3
                           16.44
                           16.7
                           16.45
                           15.6
                           15.26
                           15.45
                           15.45
                           15.27
                           14.85
                           14.9
                           14.92
                           14.86
                           15.2
                           15.33
                           15.23
                           15.24
                           15.4
                           15.38
                           15.59
                           15.86
11/30/03                   15.77

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

Nuveen Missouri Premium Income Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NOM



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        62%
AA                         22%
A                           3%
BBB                         7%
NR                          6%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.00
--------------------------------------------------
Common Share Net Asset Value                $14.94
--------------------------------------------------
Premium/(Discount) to NAV                   13.79%
--------------------------------------------------
Market Yield                                 5.19%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.21%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.69%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $33,342
--------------------------------------------------
Average Effective Maturity (Years)           17.43
--------------------------------------------------
Leverage-Adjusted Duration2                   9.37
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/20/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------

1-Year                        13.39%         9.10%
--------------------------------------------------
5-Year                         7.70%         6.25%
--------------------------------------------------
10-Year                        7.76%         6.57%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         22%
--------------------------------------------------
Healthcare                                     21%
--------------------------------------------------
Tax Obligation/General                         20%
--------------------------------------------------
U.S. Guaranteed                                 8%
--------------------------------------------------
Education and Civic Organizations               7%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                        0.0725
Jan                        0.0725
Feb                        0.0725
Mar                        0.0725
Apr                        0.0725
May                        0.0725
Jun                        0.0725
Jul                        0.0725
Aug                        0.0725
Sep                        0.0735
Oct                        0.0735
Nov                        0.0735


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                    15.7
                           16.25
                           16.6
                           16.5
                           16.2
                           16.27
                           16.47
                           16.5
                           16.6
                           16.7
                           16.9
                           16.8
                           16.85
                           17.05
                           16.84
                           16.63
                           16.61
                           16.64
                           16.51
                           16.38
                           16.45
                           16.57
                           16.55
                           16.87
                           16.99
                           16.95
                           16.8
                           16.89
                           16.95
                           17.32
                           17.26
                           16.66
                           16.21
                           16.1
                           16.24
                           16.39
                           16.33
                           16.08
                           16.25
                           16.15
                           16.3
                           16.35
                           16.3
                           16.33
                           16.7
                           16.65
                           16.75
11/30/03                   17


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

Shareholder
      MEETING REPORT

The Shareholder Meeting was held October 22, 2003 in Chicago at Nuveen's headquarters.

                                              NTC                                NFC                              NGK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                shares voting     shares voting    shares voting      shares voting    shares voting   shares voting
                                     together          together         together           together         together        together
                                   as a class        as a class       as a class         as a class       as a class      as a class
====================================================================================================================================
William E. Bennett
   For                               4,727,586               --         2,373,536                --        2,233,942              --
   Withhold                             14,649               --             4,509                --            7,070              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================
Robert P. Bremner
   For                               4,727,586               --         2,375,436                --        2,236,942              --
   Withhold                             14,649               --             2,609                --            4,070              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================
Lawrence H. Brown
   For                               4,724,236               --         2,375,436                --        2,236,942              --
   Withhold                             17,999               --             2,609                --            4,070              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================
Jack B. Evans
   For                               4,725,662               --         2,375,436                --        2,236,942              --
   Withhold                             16,573               --             2,609                --            4,070              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================
Anne E. Impellizzeri
   For                               4,727,586               --         2,372,234                --        2,234,802              --
   Withhold                             14,649               --             5,811                --            6,210              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================
William L. Kissick
   For                               4,683,986               --         2,374,934                --        2,234,802              --
   Withhold                             58,249               --             3,111                --            6,210              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================
Thomas E. Leafstrand
   For                               4,680,636               --         2,374,934                --        2,234,802              --
   Withhold                             61,599               --             3,111                --            6,210              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================
Peter R. Sawers
   For                               4,727,586               --         2,374,934                --        2,236,442              --
   Withhold                             14,649               --             3,111                --            4,570              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================

                                               NTC                               NFC                                 NGK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                shares voting     shares voting    shares voting      shares voting    shares voting   shares voting
                                     together          together         together           together         together        together
                                   as a class        as a class       as a class         as a class       as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                      --            1,484                --               768               --             689
   Withhold                                 --               --                --                --               --               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,484                --               768               --             692
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            1,484                --               768               --             689
   Withhold                                 --               --                --                --               --               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,484                --               768               --             692
====================================================================================================================================
Judith M. Stockdale
   For                               4,727,586               --         2,372,736                --        2,236,942              --
   Withhold                             14,649               --             5,309                --            4,070              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================
Sheila W. Wellington
   For                               4,680,636               --         2,372,234                --        2,234,802              --
   Withhold                             61,599               --             5,811                --            6,210              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,742,235               --         2,378,045                --        2,241,012              --
====================================================================================================================================

Shareholder
         MEETING REPORT (continued)
                                              NGO                                NMT                                NMB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                shares voting     shares voting    shares voting      shares voting    shares voting   shares voting
                                     together          together         together           together         together        together
                                   as a class        as a class       as a class         as a class       as a class      as a class
====================================================================================================================================
William E. Bennett
   For                               4,277,805               --         4,320,935                --        1,830,540              --
   Withhold                                 --               --            23,585                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================
Robert P. Bremner
   For                               4,277,805               --         4,324,028                --        1,830,540              --
   Withhold                                 --               --            20,492                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================
Lawrence H. Brown
   For                               4,277,805               --         4,324,028                --        1,830,540              --
   Withhold                                 --               --            20,492                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================
Jack B. Evans
   For                               4,277,805               --         4,322,758                --        1,830,540              --
   Withhold                                 --               --            21,762                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================
Anne E. Impellizzeri
   For                               4,277,805               --         4,320,758                --        1,830,540              --
   Withhold                                 --               --            23,762                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================
William L. Kissick
   For                               4,251,805               --         4,322,028                --        1,830,540              --
   Withhold                             26,000               --            22,492                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================
Thomas E. Leafstrand
   For                               4,251,805               --         4,320,758                --        1,830,540              --
   Withhold                             26,000               --            23,762                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================
Peter R. Sawers
   For                               4,277,805               --         4,322,028                --        1,830,540              --
   Withhold                                 --               --            22,492                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================

                                               NGO                                NMT                              NMB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                shares voting     shares voting    shares voting      shares voting    shares voting   shares voting
                                     together          together         together           together         together        together
                                   as a class        as a class       as a class         as a class       as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                      --            1,279                --             1,273               --             572
   Withhold                                 --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,279                --             1,273               --             572
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            1,279                --             1,273               --             572
   Withhold                                 --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,279                --             1,273               --             572
====================================================================================================================================
Judith M. Stockdale
   For                               4,277,805               --         4,324,028                --        1,830,540              --
   Withhold                                 --               --            20,492                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================
Sheila W. Wellington
   For                               4,248,305               --         4,322,028                --        1,830,540              --
   Withhold                             29,500               --            22,492                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             4,277,805               --         4,344,520                --        1,830,540              --
====================================================================================================================================

Shareholder
    MEETING REPORT (continued)
                                                                                 NGX                              NOM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                      Common and                          Common and
                                                                   MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                                                   shares voting      shares voting    shares voting   shares voting
                                                                        together           together         together        together
                                                                      as a class         as a class       as a class      as a class
====================================================================================================================================
William E. Bennett
   For                                                                  2,687,415                --        1,982,467              --
   Withhold                                                                    --                --            7,980              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================
Robert P. Bremner
   For                                                                  2,687,415                --        1,982,467              --
   Withhold                                                                    --                --            7,980              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================
Lawrence H. Brown
   For                                                                  2,687,415                --        1,981,361              --
   Withhold                                                                    --                --            9,086              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================
Jack B. Evans
   For                                                                  2,687,415                --        1,981,017              --
   Withhold                                                                    --                --            9,430              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                  2,687,415                --        1,981,878              --
   Withhold                                                                    --                --            8,569              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================
William L. Kissick
   For                                                                  2,687,415                --        1,981,878              --
   Withhold                                                                    --                --            8,569              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                  2,687,415                --        1,981,878              --
   Withhold                                                                    --                --            8,569              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================
Peter R. Sawers
   For                                                                  2,687,415                --        1,981,878              --
   Withhold                                                                    --                --            8,569              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================

                                                                                  NGX                              NOM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                      Common and                          Common and
                                                                   MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                                                   shares voting      shares voting    shares voting   shares voting
                                                                        together           together         together        together
                                                                      as a class         as a class       as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                                                         --               798               --             584
   Withhold                                                                    --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               798               --             584
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                         --               798               --             584
   Withhold                                                                    --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               798               --             584
====================================================================================================================================
Judith M. Stockdale
   For                                                                  2,687,415                --        1,982,467              --
   Withhold                                                                    --                --            7,980              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================
Sheila W. Wellington
   For                                                                  2,687,415                --        1,981,878              --
   Withhold                                                                    --                --            8,569              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,687,415                --        1,990,447              --
====================================================================================================================================

                            Nuveen Connecticut Premium Income Municipal Fund (NTC)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0%

$       1,660   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $ 1,584,520
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 35.3%

                Connecticut Higher Education Supplemental Loan Authority,
                Revenue Bonds, Family Education Loan Program, Series 1996A:
          945    5.800%, 11/15/14 (Alternative Minimum Tax) -                        11/06 at 102.00         AAA            970,005
                 AMBAC Insured
          600    5.875%, 11/15/17 (Alternative Minimum Tax) -                        11/06 at 102.00         AAA            616,188
                 AMBAC Insured

          640   Connecticut Higher Education Supplemental Loan Authority,            11/09 at 102.00         AAA            676,787
                 Revenue Bonds, Family Education Loan Program,
                 Series 1999A, 6.000%, 11/15/18 (Alternative Minimum
                 Tax) - AMBAC Insured

          900   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            944,433
                 Revenue Bonds, Family Education Loan Program,
                 Series 2001A, 5.250%, 11/15/18 (Alternative Minimum
                 Tax) - MBIA Insured

        1,540   Connecticut Health and Educational Facilities Authority,              1/04 at 102.00          A-          1,561,899
                 General Revenue Bonds, Quinnipiac College Issue,
                 Series 1993D, 6.000%, 7/01/23

        2,000   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00         AAA          2,198,900
                 Revenue Bonds, Trinity College Issue, Series 1996E,
                 5.875%, 7/01/26 - MBIA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00         AAA          1,628,640
                 Revenue Bonds, Loomis Chaffee School, Series 1996C,
                 5.500%, 7/01/16 - MBIA Insured

        1,900   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA          1,955,233
                 Revenue Bonds, Fairfield University Issue, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

        2,920   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         AAA          3,210,336
                 Revenue Bonds, Connecticut College Issue,
                 Series 1997-C1, 5.500%, 7/01/20 - MBIA Insured

        2,525   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA          2,775,531
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

        1,250   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         AAA          1,312,538
                 Revenue Bonds, Fairfield University, Series 1999I,
                 5.250%, 7/01/25 - MBIA Insured

          750   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            806,663
                 Revenue Bonds, Horace Bushnell Memorial Hall Issue,
                 Series 1999A, 5.625%, 7/01/29 - MBIA Insured

          500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA            513,200
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

          650   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2            701,454
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23

          450   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            460,418
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          2,069,760
                 Revenue Bonds, University of Hartford Issue,
                 Series 2002E, 5.250%, 7/01/32 - RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,563,360
                 Revenue Bonds, Yale University Issue, Series 2002W,
                 5.125%, 7/01/27

        1,500   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA          1,529,940
                 Revenue Bonds, Yale University, Series 2003-X1,
                 5.000%, 7/01/42

          660   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA            676,401
                 Revenue Bonds, Brunswick School, Series 2003B,
                 5.000%, 7/01/33 - MBIA Insured

        1,000   The University of Connecticut, Student Fee Revenue                   11/12 at 101.00         AAA          1,099,190
                 Refunding Bonds, Series 2002A, 5.250%, 11/15/19 -
                 FGIC Insured

        1,100   The University of Connecticut, General Obligation Bonds,              2/13 at 100.00         AAA          1,169,916
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.8%

$       2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa        $ 2,046,180
                 Revenue Bonds, Stamford Hospital Issue, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         AAA          1,089,250
                 Revenue Bonds, William W. Backus Hospital Issue,
                 Series 1997D, 5.750%, 7/01/27 - AMBAC Insured

        3,000   Connecticut Health and Educational Facilities Authority,              7/07 at 101.00         Aaa          3,068,280
                 Revenue Refunding Bonds, Middlesex Health Services
                 Issue, Series 1997H, 5.125%, 7/01/27 - MBIA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/10 at 101.00          AA          2,202,940
                 Revenue Bonds, Eastern Connecticut Health Network
                 Issue, Series 2000A, 6.000%, 7/01/25 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            541,110
                 Revenue Bonds, Bristol Hospital Issue, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured

        2,000   Connecticut Development Authority, Solid Waste Disposal               7/05 at 102.00         AAA          2,206,680
                 Facilities Revenue Bonds, Pfizer, Inc. Project,
                 Series 1994, 7.000%, 7/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.8%

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              12/09 at 100.00         AAA          1,053,590
                 Finance Program Bonds, Series 1999-D2,
                 6.200%, 11/15/41 (Alternative Minimum Tax)

          765   Waterbury Nonprofit Housing Corporation, Connecticut,                 1/04 at 100.00         AAA            767,119
                 Mortgage Revenue Bonds, FHA-Insured Mortgage Loan,
                 Fairmont Height Section 8 Assisted Project,
                 Series 1993A, 6.500%, 7/01/07 - MBIA Insured

        1,895   Willimantic Housing Authority, Connecticut, GNMA                     10/05 at 105.00         AAA          2,036,803
                 Collateralized Mortgage Loan, Multifamily Housing
                 Revenue Bonds, Village Heights Apartments Project,
                 Series 1995A, 8.000%, 10/20/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.2%

          500   Connecticut Housing Finance Authority, Housing Mortgage               5/10 at 100.00         AAA            514,745
                 Finance Program Bonds, Series 2001A-1,
                 5.250%, 11/15/28

           25   Connecticut Housing Finance Authority, Housing Mortgage               5/10 at 100.00         AAA             25,762
                 Finance Program Bonds, Series 2001A, Subseries A-2,
                 5.450%, 5/15/32 (Alternative Minimum Tax)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,024,170
                 Finance Program Bonds, Series 2001C,
                 5.300%, 11/15/33 (Alternative Minimum Tax)

          985   Connecticut Housing Finance Authority, Housing Mortgage               5/12 at 100.00         AAA          1,013,191
                 Finance Program Bonds, Series 2001D, Subseries D-2,
                 5.350%, 11/15/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.6%

        1,300   Connecticut Health and Educational Facilities Authority,              8/08 at 102.00         AAA          1,333,267
                 FHA-Insured Mortgage Revenue Bonds, Hebrew Home
                 and Hospital Issue, Series 1999B, 5.200%, 8/01/38

          750   Connecticut Development Authority, First Mortgage                     4/07 at 102.00        BBB-            740,063
                 Gross Revenue Healthcare Refunding Bonds, Church
                 Homes, Inc. - Congregational Avery Heights Project,
                 Series 1997, 5.700%, 4/01/12

          615   Connecticut Development Authority, First Mortgage Gross               9/09 at 102.00          AA            671,279
                 Revenue Healthcare Refunding Bonds, Connecticut
                 Baptist Homes, Inc. Project, Series 1999,
                 5.500%, 9/01/15 - RAAI Insured

                Connecticut Development Authority, Revenue Refunding
                Bonds, Duncaster, Inc. Project, Series 1999A:
        1,000    5.250%, 8/01/19 - RAAI Insured                                       2/10 at 102.00          AA          1,055,790
        1,000    5.375%, 8/01/24 - RAAI Insured                                       2/10 at 102.00          AA          1,042,670

                Connecticut Development Authority, Health Facility Revenue
                Refunding Bonds, Alzheimer's Resource
                Center of Connecticut, Inc. Project, Series 1994A:
          245    6.875%, 8/15/04                                                        No Opt. Call         N/R            244,838
        1,000    7.000%, 8/15/09                                                      8/04 at 102.00         N/R            997,530


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.0%

          750   Bridgeport, Connecticut, General Obligation Refunding                 8/12 at 100.00         Aaa            816,270
                 Bonds, Series 2002A, 5.375%, 8/15/19 - FGIC Insured

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA          1,063,310
                 Series 2003A, 5.250%, 9/15/23 - FSA Insured

                Cheshire, Connecticut, General Obligation Bonds,
                Issue of 1999:
          660    5.625%, 10/15/16                                                    10/09 at 101.00         Aa3            750,017
          660    5.625%, 10/15/17                                                    10/09 at 101.00         Aa3            747,701

        1,000   Connecticut, General Obligation Bonds,                               11/09 at 101.00          AA          1,119,370
                 Series 1999B, 5.500%, 11/01/18


                                       21


                            Nuveen Connecticut Premium Income Municipal Fund (NTC) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,000   State of Connecticut, General Obligation Bonds,                       6/12 at 100.00          AA        $ 2,220,680
                 Series 2002B, 5.500%, 6/15/21

        1,500   State of Connecticut, General Obligation Bonds,                       4/12 at 100.00          AA          1,655,565
                 Series 2002A, 5.375%, 4/15/19

        1,000   Hartford, Connecticut, General Obligation Bonds,                      6/10 at 102.00         AAA          1,110,800
                 Series 2000, 5.500%, 6/15/20 - FGIC Insured

          400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            424,608
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

          500   Puerto Rico, Public Improvement General Obligation                    7/11 at 100.00         AAA            518,195
                 Refunding Bonds, Series 2001, 5.125%, 7/01/30 -
                 FSA Insured

        1,500   Puerto Rico Public Improvement, General Obligation                      No Opt. Call         AAA          1,736,145
                 Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -
                 MBIA Insured

                Regional School District No. 16, Towns of Beacon Falls
                and Prospect, Connecticut, General Obligation Bonds,
                Issue of 2000:
          350    5.500%, 3/15/18 - FSA Insured                                        3/10 at 101.00         Aaa            391,731
          350    5.625%, 3/15/19 - FSA Insured                                        3/10 at 101.00         Aaa            394,436
          350    5.700%, 3/15/20 - FSA Insured                                        3/10 at 101.00         Aaa            396,375

        1,420   Regional School District No. 16, Connecticut, General                 3/13 at 101.00         Aaa          1,564,102
                 Obligation Bonds, Series 2003, 5.000%, 3/15/16 -
                 AMBAC Insured

        2,105   Town of Stratford, Connecticut, General Obligation Bonds,             2/12 at 100.00         AAA          2,139,585
                 Series 2002, 4.000%, 2/15/15 - FSA Insured

        1,000   City of Waterbury, Connecticut, General Obligation Bonds,             4/12 at 100.00         AAA          1,100,010
                 Series 2002A, 5.375%, 4/01/17 - FSA Insured

          965   City of Waterbury, Connecticut, General Obligation Tax                2/09 at 101.00          AA          1,078,619
                 Revenue Intercept Bonds, 2000 Issue, 6.000%, 2/01/19 -
                 RAAI Insured

        1,630   Town of Westport, Connecticut, General Obligation                     2/12 at 100.00         Aaa          1,699,992
                 Bonds, Series 2003, 4.750%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 17.8%

        1,900   Capitol Region Education Council, Connecticut, Revenue               10/05 at 102.00         BBB          2,019,168
                 Bonds, Series 1995, 6.700%, 10/15/10

        2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 102.00         AAA          2,181,360
                 Revenue Bonds, Child Care Facilities Program,
                 Series 1999C, 5.625%, 7/01/29 - AMBAC Insured

        1,000   Connecticut, Special Tax Obligation Bonds, Transportation             7/12 at 100.00         AAA          1,097,200
                 Infrastructure Purposes, Series 2002A, 5.375%, 7/01/19 -
                 FSA Insured

                Connecticut, Special Tax Obligation Bonds, Transportation
                Infrastructure Purposes, Series 2002B:
        2,000    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,115,120
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,050,680

          500   Connecticut, Special Tax Obligation Bonds, Transportation             1/14 at 100.00         AAA            520,695
                 Infrastructure Purposes, Series 2003B, 5.000%, 1/01/23
                 (WI, Settling 12/09/03) - FGIC Insured

        1,700   Connecticut, Special Tax Obligation Bonds, Transportation               No Opt. Call         AA-          2,064,055
                 Infrastructure Purposes, Series 1991B, 6.500%, 10/01/10

        2,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,158,020
                 5.250%, 8/01/21 - FSA Insured

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Tax          10/10 at 101.00         BBB          1,106,840
                 Loan Bonds, Series 1999A, 6.500%, 10/01/24


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.2%

          750   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA            764,220
                 International Airport, Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured

        1,000   Hartford, Connecticut, Parking System Revenue Bonds,                  7/10 at 100.00         BBB          1,043,750
                 Series 2000A, 6.400%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.6%

        1,500   Bridgeport, Connecticut, General Obligation Bonds,                    7/10 at 101.00         AAA          1,791,090
                 Series 2000A, 6.000%, 7/15/19 (Pre-refunded to
                 7/15/10) - FGIC Insured

        1,180   Puerto Rico, The Children's Trust Fund, Tobacco                       7/10 at 100.00         AAA          1,326,993
                 Settlement Asset-Backed Bonds, Series 2000,
                 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

           40   Connecticut, General Obligation Bonds, Series 1993E,                    No Opt. Call       AA***             47,573
                 6.000%, 3/15/12


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       1,000   Connecticut, Special Tax Obligation Bonds, Transportation            12/09 at 101.00         AAA        $ 1,174,300
                 Infrastructure Purposes, Series 1999A, 5.625%, 12/01/19
                 (Pre-refunded to 12/01/09) - FGIC Insured

        1,000   Connecticut, Second Injury Fund, Special Assessment                   1/11 at 101.00         AAA          1,142,910
                 Revenue Bonds, Series 2000A, 5.250%, 1/01/14
                 (Pre-refunded to 1/01/11) - FSA Insured

        1,000   Connecticut, Clean Water Fund Revenue Bonds,                         10/11 at 100.00         AAA          1,164,000
                 Series 2001, 5.500%, 10/01/20 (Pre-refunded
                 to 10/01/11)

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,090,620
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.5%

        1,500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00          A3          1,592,730
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        2,255   Connecticut Resources Recovery Authority, Resource                    5/04 at 101.00         AAA          2,267,042
                 Recovery Revenue Bonds, American Ref-Fuel Company
                 of Southeastern Connecticut Project, Series 1989A,
                 7.700%, 11/15/11 - MBIA Insured

        1,750   Connecticut Resources Recovery Authority, Corporate                  12/11 at 102.00        Baa2          1,806,403
                 Credit Resource Recovery Revenue Bonds, American Ref
                 Fuel Company of Southeastern Connecticut, Series 2001A-I,
                 5.500%, 11/15/15 (Alternative Minimum Tax)

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          395    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/04 at 101.00         BBB            397,868
        1,590    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/04 at 101.00         BBB          1,590,032


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.4%

        1,185   Connecticut, State Revolving Fund General Revenue                    10/13 at 100.00         AAA          1,295,193
                 Bonds, Series 2003A, 5.000%, 10/01/16

        1,500   Connecticut, State Revolving Fund General Revenue                       No Opt. Call         AAA          1,678,845
                 Bonds, Series 2003B, 5.000%, 10/01/12

        1,400   Connecticut Development Authority, Water Facilities                  12/03 at 102.00         AAA          1,431,550
                 Revenue Refunding Bonds, Bridgeport Hydraulic Company
                 Project, Series 1993B, 5.500%, 6/01/28 - MBIA Insured

        2,500   Connecticut Development Authority, Water Facilities                   9/06 at 102.00         AAA          2,789,100
                 Revenue Bonds, Bridgeport Hydraulic Company Project,
                 Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax) -
                 AMBAC Insured

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
        1,000    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          1,055,270
        1,525    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,555,973

        1,000   Stamford, Connecticut, Water Pollution Control System                11/13 at 100.00         AA+          1,021,080
                 and Facility Revenue Bonds, Series 2003A,
                 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
$     109,380   Total Long-Term Investments (cost $110,569,712) - 145.2%                                                116,967,760
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      1,913,801
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.5)%                                                        (38,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 80,581,561
                ====================================================================================================================


                  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                  * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                       There may be other call provisions at varying prices at later dates.

                  **   Ratings: Using the higher of Standard & Poor's or
                       Moody's rating.

                  *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                  N/R  Investment is not rated.

                 (WI)  Security purchased on a when-issued basis.

                          See accompanying notes to financial statements.


                                       23

                            Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.6%

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$         155    5.000%, 5/15/22                                                      5/11 at 100.00        Baa2        $   155,236
          500    5.400%, 5/15/31                                                      5/11 at 100.00        Baa2            474,975

        1,270   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa2          1,160,793
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 30.4%

          705   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            739,806
                 Revenue Bonds, Family Education Loan Program,
                 Series 2001A, 5.250%, 11/15/18 (Alternative
                 Minimum Tax) - MBIA Insured

           50   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00          AA             50,439
                 Revenue Bonds, Sacred Heart University Issue,
                 Series 1998E, 5.000%, 7/01/28 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00        BBB-            517,165
                 Revenue Bonds, University of New Haven, Series 1996D,
                 6.700%, 7/01/26

          750   Connecticut, Health and Educational Facilities Authority,            11/12 at 100.00         AAA            824,415
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          1,539,600
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2          1,079,160
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23

          625   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            639,469
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,034,880
                 Revenue Bonds, University of Hartford Issue, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,042,240
                 Revenue Bonds, Yale University Issue, Series 2002W,
                 5.125%, 7/01/27

          750   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA            764,970
                 Revenue Bonds, Yale University, Series 2003-X1,
                 5.000%, 7/01/42

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University
                System Project, Series 1999:
          125    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            129,258
          270    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            273,021

                The University of Connecticut, General Obligation Bonds,
                Series 2001A:
        1,000    4.750%, 4/01/20                                                      4/11 at 101.00          AA          1,031,560
        1,000    5.250%, 4/01/20                                                      4/11 at 101.00          AA          1,078,650
        1,000    4.750%, 4/01/21                                                      4/11 at 101.00          AA          1,025,220


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 3.1%

          125   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            127,886
                 Revenue Bonds, Stamford Hospital Issue, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,062,680
                 Revenue Bonds, Bristol Hospital Issue, Series 2002B,
                 5.500%, 7/01/32 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.4%

        2,000   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call        BBB+          2,098,740
                 Housing Revenue Bonds, Fairfield Apartments Project,
                 Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


                                       24


   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.1%

$       1,265   Connecticut Housing Finance Authority, Housing Mortgage               5/10 at 100.00         AAA        $ 1,302,305
                 Finance Program Bonds, Series 2001A-1,
                 5.250%, 11/15/28

           45   Connecticut Housing Finance Authority, Housing Mortgage               5/10 at 100.00         AAA             46,371
                 Finance Program Bonds, Series 2001A, Subseries A-2,
                 5.450%, 5/15/32 (Alternative Minimum Tax)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,024,170
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.9%

          250   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            255,050
                 Revenue Healthcare Bonds, Elim Park Baptist Home,
                 Inc. Project, Series 2003, 5.750%, 12/01/23

          500   Connecticut Development Authority, Health Facility                    8/04 at 102.00         N/R            464,275
                 Revenue Refunding Bonds, Alzheimer's Resource Center
                 of Connecticut, Inc. Project, Series 1994A,
                 7.250%, 8/15/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 30.7%

          750   State of Connecticut, General Obligation Bonds,                       6/12 at 100.00          AA            832,755
                 Series 2002B, 5.500%, 6/15/21

        1,000   State of Connecticut, General Obligation Bonds,                       4/12 at 100.00          AA          1,103,710
                 Series 2002A, 5.375%, 4/15/19

          500   East Lyme, Connecticut, General Obligation Bonds,                     7/11 at 102.00         Aaa            538,680
                 Series 2001, 5.125%, 7/15/20 - FGIC Insured

                Hamden, Connecticut, General Obligation Bonds,
                Series 2001:
          640    5.250%, 8/15/18 - MBIA Insured                                       8/11 at 102.00         AAA            706,317
          635    5.000%, 8/15/19 - MBIA Insured                                       8/11 at 102.00         AAA            681,165
          300    5.000%, 8/15/20 - MBIA Insured                                       8/11 at 102.00         AAA            319,581

        1,000   Hartford, Connecticut, General Obligation Bonds,                      1/08 at 102.00         AAA          1,052,400
                 Series 1998, 4.700%, 1/15/15 - FGIC Insured

          375   City of New Haven, Connecticut, General Obligation                    2/08 at 101.00         AAA            389,719
                 Bonds, Series 1999, 4.700%, 2/01/15 - FGIC Insured

        1,000   City of New Haven, Connecticut, General Obligation Bonds,            11/10 at 101.00         AAA          1,052,870
                 Series 2001A, 5.000%, 11/01/20 - FGIC Insured

          250   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            265,380
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Town of Norwich, Connecticut, General Obligation Bonds,
                Series 2001A:
          585    5.000%, 4/01/15 - FGIC Insured                                       4/09 at 100.00         Aaa            634,596
          575    5.000%, 4/01/17 - FGIC Insured                                       4/09 at 100.00         Aaa            617,912
          475    5.000%, 4/01/18 - FGIC Insured                                       4/09 at 100.00         Aaa            507,082
          575    5.000%, 4/01/19 - FGIC Insured                                       4/09 at 100.00         Aaa            611,737
          275    5.000%, 4/01/20 - FGIC Insured                                       4/09 at 100.00         Aaa            290,722

        1,000   City of Waterbury, Connecticut, General Obligation Bonds,             4/12 at 100.00         AAA          1,100,010
                 Series 2002A, 5.375%, 4/01/17 - FSA Insured

                Town of Windsor, Connecticut, General Obligation Bonds:
          390    5.000%, 7/15/18                                                      7/09 at 100.00         Aa2            416,746
          390    5.000%, 7/15/19                                                      7/09 at 100.00         Aa2            415,276
          370    5.000%, 7/15/20                                                      7/09 at 100.00         Aa2            391,416


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.4%

        1,000   Connecticut Health and Educational Facilities Authority,              7/08 at 105.00           A          1,092,260
                 Revenue Bonds, New Opportunities for Waterbury, Inc.
                 Issue, Series 1998A, 6.750%, 7/01/28

          500   Connecticut, Special Tax Obligation Bonds, Transportation             7/12 at 100.00         AAA            551,655
                 Infrastructure Purposes, Series 2002A, 5.375%, 7/01/18 -
                 FSA Insured

        1,475   Connecticut, Special Tax Obligation Bonds, Transportation               No Opt. Call         AAA          1,716,369
                 Infrastructure Purposes, Series 1998B, 5.500%, 11/01/12 -
                 FSA Insured

                Connecticut, Certificates of Participation, Juvenile Training
                School, Series 2001:
          600    5.000%, 12/15/20                                                    12/11 at 101.00         AA-            628,212
        1,000    5.000%, 12/15/30                                                    12/11 at 101.00         AA-          1,017,820

          500   Virgin Islands Public Finance Authority, Revenue Refunding           10/08 at 101.00          AA            527,430
                 Senior Lien Bonds, Matching Fund Loan Notes,
                 Series 1998A, 5.500%, 10/01/18 - RAAI Insured

          750   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB            833,985
                 Tax Loan Bonds, Series 1999A, 6.375%, 10/01/19


                                       25


                            Nuveen Connecticut Dividend Advantage Municipal Fund (NFC) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.6%

$       2,500   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA        $ 2,547,400
                 International Airport, Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.4%

          570   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            641,005
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        2,000   Connecticut, Clean Water Fund Revenue Bonds,                         10/11 at 100.00         AAA          2,328,000
                 Series 2001, 5.500%, 10/01/20 (Pre-refunded to 10/01/11)

          700   Farmington, Connecticut, General Obligation Bonds,                    3/11 at 101.00      Aa1***            785,029
                 Series 2001, 4.875%, 3/15/20 (Pre-refunded to 3/15/11)

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,425    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,556,798
        1,300    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,417,806


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.9%

        1,500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00          A3          1,592,730
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        1,000   Connecticut Resources Recovery Authority, Corporate Credit           12/11 at 102.00        Baa2          1,032,230
                 Resource Recovery Revenue Bonds, American Ref-Fuel
                 Company of Southeastern Connecticut, Series 2001A-I,
                 5.500%, 11/15/15 (Alternative Minimum Tax)

        1,000   Eastern Connecticut Resource Recovery Authority,                      1/04 at 101.00         BBB          1,007,260
                 Solid Waste Revenue Bonds, Wheelabrator Lisbon Project,
                 Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

        1,975   Puerto Rico Electric Power Authority, Power Revenue                   7/10 at 101.00         AAA          2,073,809
                 Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured

          790   Puerto Rico Electric Power Authority, Power Revenue                   7/05 at 100.00          A-            824,175
                 Refunding Bonds, Series Z, 5.250%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.7%

        1,185   Connecticut, State Revolving Fund General Revenue                    10/13 at 100.00         AAA          1,295,191
                 Bonds, Series 2003A, 5.000%, 10/01/16

          500   Connecticut, State Revolving Fund General Revenue                       No Opt. Call         AAA            559,615
                 Bonds, Series 2003B, 5.000%, 10/01/12

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            791,453
          720    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            734,623
------------------------------------------------------------------------------------------------------------------------------------
$      54,210   Total Long-Term Investments (cost $54,744,187) - 148.2%                                                  57,425,263
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                        816,904
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                        (19,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 38,742,167
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       26


                            Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.2%

$         830   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $   792,260
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 31.7%

          500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00        BBB-            517,165
                 Revenue Bonds, University of New Haven, Series 1996D,
                 6.700%, 7/01/26

          500   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00         AAA            522,855
                 Revenue Bonds, Hopkins School Issue, Series 1998A,
                 5.000%, 7/01/20 - AMBAC Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2          2,081,960
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.250%, 7/01/31

        1,000   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA          1,023,150
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,034,880
                 Revenue Bonds, University of Hartford Issue, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        2,250   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          2,335,613
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,042,240
                 Revenue Bonds, Yale University Issue, Series 2002W,
                 5.125%, 7/01/27

                The University of Connecticut, Student Fee Revenue
                Refunding Bonds, Series 2002A:
          500    5.250%, 11/15/22 - FGIC Insured                                     11/12 at 101.00         AAA            540,050
        1,000    5.000%, 11/15/29 - FGIC Insured                                     11/12 at 101.00         AAA          1,027,240

        1,230   The University of Connecticut, General Obligation Bonds,              4/12 at 100.00          AA          1,346,604
                 Series 2002A, 5.375%, 4/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 2.8%

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,030,310
                 Revenue Bonds, St. Francis Hospital and Medical
                 Center, Series 2002D, 5.000%, 7/01/22 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 10.0%

          500   Connecticut Housing Finance Authority, Housing                       11/07 at 102.00         AAA            529,295
                 Mortgage Finance Program Bonds, Series 1997B-2,
                 5.700%, 5/15/17 (Alternative Minimum Tax)

        1,000   Connecticut Housing Finance Authority, Housing                       11/11 at 100.00         AAA          1,042,650
                 Mortgage Finance Program Bonds, Series 2002A,
                 Subseries A-1, 5.450%, 11/15/28 - AMBAC Insured

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/11 at 100.00         AAA          1,046,480
                 Finance Program Bonds, Series 2002A, Subseries A-2,
                 5.600%, 11/15/28 (Alternative Minimum Tax) -
                 AMBAC Insured

          980   Connecticut Housing Finance Authority, Housing Mortgage               5/12 at 100.00         AAA          1,008,048
                 Finance Program Bonds, Series 2001D, Subseries D-2,
                 5.350%, 11/15/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.1%

          450   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00         AAA            476,159
                 Revenue Bonds, Village for Families and Children, Inc.
                 Issue, Series 2002A, 5.000%, 7/01/19 - AMBAC Insured

          325   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            320,694
                 Revenue Healthcare Refunding Bonds, Church Homes,
                 Inc. - Congregational Avery Heights Project, Series 1997,
                 5.700%, 4/01/12

          320   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            326,464
                 Revenue Healthcare Bonds, Elim Park Baptist, Inc. Project,
                 Series 2003, 5.750%, 12/01/23


                                       27


                            Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 46.4%

$       1,000   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA        $ 1,108,410
                 Series 2001C, 5.375%, 8/15/18 - FGIC Insured

        2,000   State of Connecticut, General Obligation Bonds,                         No Opt. Call          AA          2,317,780
                 Series 2001C, 5.500%, 12/15/12

        1,000   State of Connecticut, General Obligation Bonds,                       4/12 at 100.00          AA          1,103,710
                 Series 2002A, 5.375%, 4/15/19

        2,105   Fairfield, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          2,291,103
                 Series 2002A, 5.000%, 4/01/16

                Farmington, Connecticut, General Obligation Bonds,
                Series 2002:
        1,000    5.000%, 9/15/20                                                      9/12 at 101.00         Aa1          1,067,110
        1,450    5.000%, 9/15/21                                                      9/12 at 101.00         Aa1          1,537,406

        1,305   Hartford County Metropolitan District, Connecticut, General           4/12 at 101.00         AA+          1,373,317
                 Obligation Bonds, Series 2002, 5.000%, 4/01/22

                Regional School District No. 008, Towns of Andover, Hebron
                and Marlborough, County of Tolland, Connecticut, General
                Obligation Bonds, Series 2002:
        1,390    5.000%, 5/01/20 - FSA Insured                                        5/11 at 101.00         Aaa          1,470,703
        1,535    5.000%, 5/01/22 - FSA Insured                                        5/11 at 101.00         Aaa          1,605,257

        2,105   City of Stamford, Connecticut, General Obligation Bonds,              8/12 at 100.00         AAA          2,359,410
                 Series 2002, 5.000%, 8/15/16 (Pre-refunded to 8/15/12)

          500   City of Waterbury, Connecticut, General Obligation Bonds,             4/12 at 100.00         AAA            550,005
                 Series 2002A, 5.375%, 4/01/17 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 6.4%

        1,625   Connecticut, Special Tax Obligation Bonds, Transportation             7/12 at 100.00         AAA          1,775,540
                 Infrastructure Purposes, Series 2002A, 5.375%, 7/01/20 -
                 FSA Insured

          500   Connecticut, Special Tax Obligation Bonds, Transportation            10/11 at 100.00         AAA            562,505
                 Infrastructure Purposes, Series 2001B, 5.375%, 10/01/13 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.2%

        1,950   City of New Haven, Connecticut, Air Rights Parking Facility          12/12 at 101.00         AAA          2,242,910
                 Revenue Refunding Bonds, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.5%

          500   Connecticut, Special Tax Obligation Bonds, Transportation            11/07 at 101.00         AAA            561,270
                 Infrastructure Purposes, Series 1997A, 5.000%, 11/01/15
                 (Pre-refunded to 11/01/07) - FSA Insured

                East Hartford, Connecticut, General Obligation Bonds,
                Series 2002:
          750    4.875%, 5/01/20 (Pre-refunded to 5/01/10) - FGIC Insured             5/10 at 100.00         Aaa            837,270
          750    5.000%, 5/01/21 (Pre-refunded to 5/01/10) - FGIC Insured             5/10 at 100.00         Aaa            842,730
          750    5.000%, 5/01/22 (Pre-refunded to 5/01/10) - FGIC Insured             5/10 at 100.00         Aaa            842,730

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,000    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,092,490
        2,000    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          2,181,240


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.7%

          750   Connecticut Development Authority, Pollution Control                 10/08 at 102.00          A3            796,365
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        1,000   Connecticut Resources Recovery Authority, Corporate                  12/11 at 102.00        Baa2          1,032,230
                 Credit Resource Recovery Revenue Bonds, America Ref-
                 Fuel Company of Southeastern Connecticut Project,
                 Series 1998A-II, 5.500%, 11/15/15
                 (Alternative Minimum Tax)

                Eastern Connecticut Resource Recovery Authority, Solid
                Waste Revenue Bonds, Wheelabrator Lisbon
                Project, Series 1993A:
          500    5.500%, 1/01/15 (Alternative Minimum Tax)                            1/05 at 100.00         BBB            500,730
          510    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/04 at 101.00         BBB            510,010

        1,000   Puerto Rico Electric Power Authority, Power Revenue                   7/10 at 101.00         AAA          1,050,030
                 Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.5%

$         785   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA        $   857,995
                 Series 2003A, 5.000%, 10/01/16

        1,000   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          1,119,230
                 Series 2003B, 5.000%, 10/01/12

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            791,453
          660    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            673,405
------------------------------------------------------------------------------------------------------------------------------------
$      49,555   Total Long-Term Investments (cost $50,083,480) - 146.5%                                                  53,098,461
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                        653,306
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                        (17,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 36,251,767
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                                 See accompanying notes to financial statements.


                                       29


                            Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.0%

$       2,655   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $ 2,534,277
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.5%

        1,000   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA          1,099,220
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

        3,100   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          3,268,826
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/21 - AMBAC Insured

        1,595   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          1,655,690
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,563,360
                 Revenue Bonds, Yale University Issue, Series 2002W,
                 5.125%, 7/01/27

        1,000   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA          1,019,960
                 Revenue Bonds, Yale University, Series 2003-X1,
                 5.000%, 7/01/42

          500   The University of Connecticut, Student Fee Revenue                   11/12 at 101.00         AAA            540,050
                 Refunding Bonds, Series 2002A, 5.250%, 11/15/22 -
                 FGIC Insured

        1,220   The University of Connecticut, General Obligation Bonds,              4/12 at 100.00          AA          1,352,065
                 Series 2002A, 5.375%, 4/01/17

        1,100   The University of Connecticut, General Obligation Bonds,              2/13 at 100.00         AAA          1,169,916
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 0.9%

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            541,110
                 Revenue Bonds, Bristol Hospital Issue, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.2%

          525   Connecticut Housing Finance Authority, Housing Mortgage               5/08 at 101.50         AAA            543,349
                 Finance Program Bonds, Series 1998E-2, 5.450%, 11/15/24

        1,500   Connecticut Housing Finance Authority, Housing Mortgage              11/07 at 102.00         AAA          1,587,885
                 Finance Program Bonds, Series 1997B-2, 5.700%, 5/15/17
                 (Alternative Minimum Tax)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/12 at 100.00         AAA          1,022,210
                 Finance Program Bonds, Series 2002F-3, 5.250%, 5/15/33
                 (Alternative Minimum Tax)

        2,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          2,051,460
                 Finance Program Bonds, Series 2001D-2, 5.150%, 11/15/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 13.0%

                Connecticut Housing Finance Authority, Special Needs
                Housing Mortgage Finance Program Special Obligation
                Bonds, Series SNH-1:
        1,000    5.000%, 6/15/22 - AMBAC Insured                                      6/12 at 101.00         AAA          1,036,920
        1,500    5.000%, 6/15/32 - AMBAC Insured                                      6/12 at 101.00         AAA          1,524,075

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Village for Families and Children, Inc.
                Issue, Series 2002A:
          430    5.000%, 7/01/18 - AMBAC Insured                                      7/12 at 101.00         AAA            458,135
          475    5.000%, 7/01/20 - AMBAC Insured                                      7/12 at 101.00         AAA            498,413
          260    5.000%, 7/01/23 - AMBAC Insured                                      7/12 at 101.00         AAA            267,881
        1,000    5.000%, 7/01/32 - AMBAC Insured                                      7/12 at 101.00         AAA          1,017,110

          600   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            592,050
                 Revenue Healthcare Refunding Bonds, Church
                 Homes, Inc. - Congregational Avery Heights Project,
                 Series 1997, 5.700%, 4/01/12


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$         500   Connecticut Development Authority, First Mortgage                    12/11 at 102.00        BBB+        $   510,100
                 Gross Revenue Healthcare Bonds, Elim Park  Baptist
                 Home, Inc. Project, Series 2003, 5.750%, 12/01/23

                Connecticut Development Authority, Revenue Bonds,
                Duncaster, Inc. Project, Series 2002:
          650    5.125%, 8/01/22 - RAAI Insured                                       8/12 at 101.00          AA            669,910
        1,665    4.750%, 8/01/32 - RAAI Insured                                       8/12 at 101.00          AA          1,618,896


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 38.7%

                Bethel, Connecticut, General Obligation Bonds, Series 2002:
          525    5.000%, 11/01/18 - FGIC Insured                                     11/12 at 100.00         Aaa            559,802
          525    5.000%, 11/01/19 - FGIC Insured                                     11/12 at 100.00         Aaa            556,175
          525    5.000%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         Aaa            552,578
          525    5.000%, 11/01/21 - FGIC Insured                                     11/12 at 100.00         Aaa            549,407
          525    5.000%, 11/01/22 - FGIC Insured                                     11/12 at 100.00         Aaa            545,864

        3,510   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          3,890,519
                 Series 2001C, 5.375%, 8/15/18 - FGIC Insured

          500   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA            531,655
                 Series 2003A, 5.250%, 9/15/23 - FSA Insured

        2,500   State of Connecticut, General Obligation Bonds,                      11/12 at 100.00          AA          2,739,025
                 Series 2002D, 5.375%, 11/15/21

        1,000   State of Connecticut, General Obligation Bonds,                       4/12 at 100.00          AA          1,045,550
                 Series 2002A, 5.000%, 4/15/21

          450   Farmington, Connecticut, General Obligation Bonds,                    9/12 at 101.00         Aa1            480,200
                 Series 2002, 5.000%, 9/15/20

                New Canaan, Connecticut, General Obligation Bonds,
                Series 2002, Lot A:
          950    4.240%, 5/01/18                                                      5/11 at 100.00         Aaa            959,319
          950    4.500%, 5/01/19                                                      5/11 at 100.00         Aaa            970,729
          900    4.600%, 5/01/20                                                      5/11 at 100.00         Aaa            920,142
          500    4.700%, 5/01/21                                                      5/11 at 100.00         Aaa            511,465

        1,445   New Haven, Connecticut, General Obligation Bonds,                    11/11 at 101.00         AAA          1,596,335
                 Series 2002A, 5.250%, 11/01/17 - AMBAC Insured

                Southbury, Connecticut, General Obligation Bonds,
                Series 2002:
          500    4.250%, 12/15/14                                                    12/11 at 101.00         Aa3            522,735
          500    4.375%, 12/15/15                                                    12/11 at 101.00         Aa3            522,415
          500    4.500%, 12/15/16                                                    12/11 at 101.00         Aa3            517,760
          500    4.625%, 12/15/17                                                    12/11 at 101.00         Aa3            518,620
          500    4.625%, 12/15/18                                                    12/11 at 101.00         Aa3            519,090
          500    4.875%, 12/15/19                                                    12/11 at 101.00         Aa3            515,660
          500    4.875%, 12/15/20                                                    12/11 at 101.00         Aa3            521,540
          500    5.000%, 12/15/21                                                    12/11 at 101.00         Aa3            518,125
          500    5.000%, 12/15/22                                                    12/11 at 101.00         Aa3            522,370

                Town of Stratford, Connecticut, General Obligation Bonds,
                Series 2002:
        1,445    4.000%, 2/15/18 - FSA Insured                                        2/12 at 100.00         AAA          1,430,247
        1,375    4.000%, 2/15/19 - FSA Insured                                        2/12 at 100.00         AAA          1,343,485
          630    4.125%, 2/15/20 - FSA Insured                                        2/12 at 100.00         AAA            617,551


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 27.9%

          500   Connecticut, Special Tax Obligation Bonds, Transportation             7/12 at 100.00         AAA            551,655
                 Infrastructure Purposes, Series 2002A, 5.375%, 7/01/18 -
                 FSA Insured

                Connecticut, Special Tax Obligation Bonds, Transportation
                Infrastructure Purposes, Series 2002B:
        2,810    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,971,744
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,050,680
        1,000    5.000%, 12/01/22 - AMBAC Insured                                    12/12 at 100.00         AAA          1,044,600

          500   Connecticut, Special Tax Obligation Bonds, Transportation             1/14 at 100.00         AAA            520,695
                 Infrastructure Purposes, Series 2003B, 5.000%, 1/01/23
                  (WI, Settling 12/09/03) - FGIC Insured

        3,500   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA          3,575,740
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/28 -
                 AMBAC Insured

                Puerto Rico Public Buildings Authority, Guaranteed
                Government Facilities Revenue Bonds, Series 2002G:
          890    5.250%, 7/01/17                                                      7/12 at 100.00          A-            954,463
        1,000    5.250%, 7/01/20                                                      7/12 at 100.00          A-          1,051,820
        1,045    5.250%, 7/01/21                                                      7/12 at 100.00          A-          1,093,091


                                       31


                            Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,010   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA        $ 3,266,542
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          765   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+            801,590
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

          750   Virgin Islands Public Finance Authority, Revenue Refunding           10/08 at 101.00        BBB-            759,533
                 Senior Lien Bonds, Matching Fund Loan Notes,
                 Series 1998A, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 12.8%

          400   State of Connecticut, Special Tax Obligation Bonds,                  10/11 at 100.00         AAA            445,672
                 Transportation Infrastructure Purposes, Series 2001A,
                 4.800%, 10/01/18 (Pre-refunded to 10/01/11) -
                 FSA Insured

        2,910   Commonwealth of Puerto Rico, Public Improvement General               7/08 at 101.00         AAA          3,282,771
                 Obligation Refunding Bonds, Series 1998B, 5.000%, 7/01/24
                 (Pre-refunded to 7/01/08) - MBIA Insured

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,362,480
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.7%

          720   Connecticut Development Authority, Pollution Control                 10/08 at 102.00          A3            764,510
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        2,000   Connecticut Resources Recovery Authority, Corporate                  12/11 at 102.00        Baa2          2,064,460
                 Credit Resource Recovery Revenue Bonds, American
                 Ref-Fuel Company of Southeastern Connecticut,
                 Series 2001A-I, 5.500%, 11/15/15 (Alternative
                 Minimum Tax)

                Eastern Connecticut Resource Recovery Authority, Solid
                Waste Revenue Bonds, Wheelabrator Lisbon
                Project, Series 1993A:
        1,000    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/04 at 101.00         BBB          1,007,260
        1,005    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/04 at 101.00         BBB          1,005,020

        3,050   Puerto Rico Electric Power Authority, Power Revenue                   7/10 at 101.00         AAA          3,202,592
                 Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.1%

        1,185   Connecticut, State Revolving Fund General Revenue                    10/13 at 100.00         AAA          1,295,190
                 Bonds, Series 2003A, 5.000%, 10/01/16

        2,000   Connecticut, State Revolving Fund General Revenue                       No Opt. Call         AAA          2,238,460
                 Bonds, Series 2003B, 5.000%, 10/01/12

          765   Connecticut Development Authority, Water Facilities                   9/06 at 102.00           A            802,722
                 Revenue Bonds, Bridgeport Hydraulic Company Project,
                 Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax)

                South Central Connecticut Regional Water Authority,
                 Water System Revenue Bonds, Eighteenth Series 2003A:
        2,050    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          2,163,304
        1,140    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,163,153
------------------------------------------------------------------------------------------------------------------------------------
$      89,550   Total Long-Term Investments (cost $91,974,027) - 148.8%                                                  94,060,978
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      1,163,275
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 63,224,253
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       32

                            Nuveen Massachusetts Premium Income Municipal Fund (NMT)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.1%

$       1,500   Boston, Massachusetts, Industrial Development                         9/12 at 102.00        Baa3        $ 1,494,210
                 Financing Authority, Senior Revenue Bonds, Crosstown
                 Center Project, Series 2002, 6.500%, 9/01/35
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 33.3%

          415   Massachusetts Educational Financing Authority,                        7/04 at 102.00         AAA            428,043
                 Education Loan Revenue Bonds, Series 1995E,
                 6.150%, 7/01/10 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,730   Massachusetts Educational Financing Authority,                        1/12 at 100.00         AAA          1,855,321
                 Education Loan Revenue Bonds, Series 2002E,
                 5.000%, 1/01/13 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,090   Massachusetts Development Finance Authority, Revenue                    No Opt. Call          A3          1,208,167
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/29

        1,000   Massachusetts Development Finance Authority,                          7/13 at 101.00         BBB            990,810
                 Revenue Bonds, Massachusetts College of Pharmacy and
                 Allied Health Sciences, Series 2003C, 5.750%, 7/01/33

          890   Massachusetts Development Finance Agency, Revenue                     3/09 at 101.00           A            941,931
                 Bonds, Curry College Issue, Series A, 6.000%, 3/01/20 -
                 ACA Insured

          750   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            791,130
                 Bonds, Milton Academy Project, Series 2003A,
                 5.000%, 9/01/19

          500   Massachusetts Development Finance Authority, Revenue                  9/11 at 101.00           A            527,015
                 Bonds, Belmont Hills School, Series 2001, 5.375%, 9/01/23

        2,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          2,178,780
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

        1,500   Massachusetts Health and Educational Facilities                      10/11 at 100.00         AAA          1,560,975
                 Authority, Revenue Bonds, UMASS-Worcester Campus,
                 Series 2001B, 5.250%, 10/01/31 - FGIC Insured

          555   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            580,142
                 Revenue Bonds, Williams College, Series 2003H,
                 5.000%, 7/01/21

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Wellesley College, Series 2003H:
          500    5.000%, 7/01/26                                                      7/13 at 100.00         AA+            513,980
        1,000    5.000%, 7/01/33                                                      7/13 at 100.00         AA+          1,020,970

        2,645   Massachusetts Industrial Finance Agency, Revenue Bonds,               1/04 at 102.00         Aa1          2,663,859
                 Whitehead Institute for Biomedical Research,
                 1993 Issue, 5.125%, 7/01/26

        2,300   Massachusetts Industrial Finance Agency, Revenue Bonds,               9/08 at 101.00           A          2,326,542
                 Belmont Hill School Issue, Series 1998, 5.250%, 9/01/28

        4,000   The New England Education Loan Marketing Corporation,                   No Opt. Call          A3          4,467,600
                 Massachusetts, Student Loan Revenue Bonds,
                 Subordinated Series 1992H, 6.900%, 11/01/09
                 (Alternative Minimum Tax)

        1,200   University of Massachusetts Building Authority, Project              11/13 at 100.00         AAA          1,316,172
                 Revenue Bonds, Senior Lien Series 2003-1,
                 5.250%, 11/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.3%

        3,000   Massachusetts Health and Educational Facilities Authority,            7/04 at 102.00         AAA          3,121,410
                 Revenue Bonds, New England Medical Center Hospitals
                 Issue, Series G-1, 5.375%, 7/01/24 - MBIA Insured

        3,000   Massachusetts Health and Educational Facilities Authority,            1/04 at 102.00         AAA          3,069,900
                 Revenue Bonds, Lahey Clinic Medical Center Issue,
                 Series B, 5.625%, 7/01/15 - MBIA Insured

          600   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA            648,216
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.375%, 5/15/19 - FGIC Insured

        2,500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-          2,634,000
                 Revenue Bonds, Partners HealthCare System Issue,
                 Series C, 5.750%, 7/01/32


                                       33


                            Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,395   Massachusetts Health and Educational Facilities Authority,            7/08 at 102.00         AAA        $ 1,410,931
                 Revenue Bonds, Caregroup Issue, Series A,
                 5.000%, 7/01/25 - MBIA Insured

        1,000   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA          1,022,170
                  Revenue Bonds, Cape Cod Health Care, Inc.,
                 Series 2001C, 5.250%, 11/15/31 - RAAI Insured

        2,000   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          2,064,320
                 Revenue Bonds, Berkshire Health System Issue,
                 Series 2001E, 6.250%, 10/01/31

        1,000   Massachusetts Health and Educational Facilities Authority,            7/12 at 101.00         BBB            959,760
                 Revenue Bonds, Caritas Christi Obligated Group,
                 Series 2002B, 6.250%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.9%

        2,500   Massachusetts Development Finance Agency, Revenue                    10/11 at 105.00         AAA          2,856,025
                 Bonds, GNMA Collateralized - VOA Concord Assisted
                 Living, Inc. Project, Series 2000A, 6.900%, 10/20/41

        1,960   Massachusetts Development Financing Authority, Assisted              12/09 at 102.00         N/R          1,929,267
                 Living Revenue Bonds, Prospect House Apartments,
                 Series 1999, 7.000%, 12/01/31

        1,500   Massachusetts Development Finance Agency, Assisted                    3/12 at 105.00         AAA          1,637,730
                 Living Facility Revenue Bonds, The Arbors at Chicopee
                 Project, GNMA Collateralized, Series 2001A,
                 6.250%, 9/20/42 (Alternative Minimum Tax)

          195   Massachusetts Housing Finance Agency, Revenue                         4/04 at 101.00          A+            198,684
                 Refunding Bonds, Housing Project, Series 1993A,
                 6.300%, 10/01/13

        1,450   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 101.00         AAA          1,542,670
                 Mortgage Revenue Bonds, Series 1999D,
                 5.500%, 7/01/13 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,855   Massachusetts Housing Finance Agency, Rental Housing                  1/05 at 102.00         AAA          1,925,305
                 Mortgage Revenue Bonds, FHA-Insured Mortgage Loans,
                 Series 1995A, 7.350%, 1/01/35 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Somerville Housing Authority, Massachusetts, Mortgage                 5/12 at 103.00         AAA          1,045,130
                 Revenue Refunding Bonds, Clarendon Hill Towers Project,
                 GNMA Collateralized, Series 2002, 5.200%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 6.0%

        1,270   Boston, Massachusetts, FHA-Insured Mortgage Revenue                  10/08 at 105.00         AAA          1,382,116
                 Bonds, Deutsches Altenheim Incorporated Project,
                 Series 1998A, 6.125%, 10/01/31

        2,000   Massachusetts Industrial Finance Agency, Healthcare                   5/07 at 102.00         A-1          2,019,180
                 Facilities Revenue Bonds, Jewish Geriatric Services,
                 Inc. Obligated Group, Series 1997B, 5.500%, 5/15/27

          755   Massachusetts Industrial Finance Agency, Revenue Bonds,               2/06 at 102.00         AAA            790,183
                 Heights Crossing Limited Partnership Issue, FHA-Insured
                 Project, Series 1995, 6.000%, 2/01/15 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 27.4%

        1,180   Boston, Massachusetts, General Obligation Bonds,                      8/11 at 100.00         Aa2          1,279,321
                 Series 2001B, 5.000%, 8/01/15

          645   East Longmeadow, Massachusetts, General Obligation                    8/11 at 101.00         Aaa            707,907
                 Bonds, Series 2001, 5.000%, 8/01/14 - AMBAC Insured

        1,000   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA          1,057,560
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        2,500   Massachusetts Bay Transportation Authority, General                     No Opt. Call         AAA          3,246,075
                 Transportation System Bonds, Series 1991A,
                 7.000%, 3/01/21

        4,275   Commonwealth of Massachusetts, General Obligation                       No Opt. Call         AAA          5,105,846
                 Bonds, Consolidated Loan, Series 2001D,
                 6.000%, 11/01/13 - MBIA Insured

        1,865   Commonwealth of Massachusetts, General Obligation                     1/13 at 100.00         Aa2          1,917,742
                 Bonds, Consolidated Loan, Series 2003A,
                 5.000%, 1/01/22

          980   Monson, Massachusetts, General Obligation Bonds,                      5/12 at 101.00         Aaa          1,047,414
                 Series 2002, 5.250%, 5/15/22 - AMBAC Insured

        1,000   Narragansett Regional School District, Massachusetts,                 6/10 at 101.00         Aaa          1,198,680
                 General Obligation Bonds, Series 2000,
                 6.500%, 6/01/16 - AMBAC Insured

        1,260   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA          1,370,993
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, State Qualified General
                Obligation Bonds, Series 2003:
          530    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            593,356
        1,615    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA          1,725,369


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 8.8%

$       1,000   Massachusetts State College Building Authority,                         No Opt. Call         AAA        $ 1,102,200
                 Project Revenue Refunding Bonds, Series 2003B,
                 5.375%, 5/01/23 - XLCA Insured

        3,000   The Commonwealth of Massachusetts, Special Obligation                   No Opt. Call         Aaa          3,326,580
                 Refunding Notes, Federal Highway Grant Anticipation
                 Note Program, Series 2003A, 5.000%, 12/15/13 -
                 FSA Insured

        1,500   Puerto Rico Highway and Transportation Authority,                       No Opt. Call         AAA          1,739,160
                 Highway Revenue Bonds, Series 2003AA,
                 5.500%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.3%

        1,300   Massachusetts Development Finance Agency, Revenue                     6/09 at 101.00          AA          1,431,547
                 Bonds, Worcester Redevelopment Authority Issue,
                 Series 1999, 6.000%, 6/01/24 - RAAI Insured

        3,000   Massachusetts Port Authority, Revenue Bonds,                          7/13 at 100.00         AAA          3,049,020
                 Series 2003A, 5.000%, 7/01/33 - MBIA Insured

        4,000   Massachusetts Port Authority, Special Facilities                      9/06 at 102.00         AAA          4,179,120
                 Revenue Bonds, US Air Project, Series 1996A,
                 5.750%, 9/01/16 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 11.7%

        1,250   The Commonwealth of Massachusetts, General Obligation                 2/10 at 101.00         AAA          1,470,750
                 Bonds, Consolidated Loan, Series 2000A, 6.000%, 2/01/14
                 (Pre-refunded to 2/01/10)

        2,500   Massachusetts Health and Educational Facilities Authority,            8/10 at 100.00         AAA          2,765,100
                 Revenue Bonds, Malden Hospital Issue, FHA-Insured
                 Project, Series A, 5.000%, 8/01/16 (Pre-refunded
                 to 8/01/10)

        2,000   Massachusetts Health and Educational Facilities Authority,            7/06 at 100.00         Aaa          2,104,800
                 Revenue Bonds, Daughters of Charity National Health
                 System - The Carney Hospital, Series D, 6.100%, 7/01/14
                 (Pre-refunded to 7/01/06)

          410   Massachusetts Health and Educational Facilities                       7/08 at 102.00         AAA            435,486
                 Authority, Revenue Bonds, Caregroup Issue, Series A,
                 5.000%, 7/01/25 - MBIA Insured

          955   Massachusetts Port Authority, Revenue Bonds,                          1/04 at 100.00         AAA          1,462,869
                 Series 1982, 13.000%, 7/01/13


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.1%

        1,000   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,121,930
                 Recovery Revenue Bonds, SEMASS System,
                 Series 2001A, 5.625%, 1/01/16 - MBIA Insured

        2,500   Massachusetts Industrial Finance Agency, Resource                    12/08 at 102.00         BBB          2,424,224
                 Recovery Revenue Refunding Bonds, Ogden Haverhill
                 Project, Series 1998A, 5.600%, 12/01/19 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.2%

        1,500   Massachusetts Water Pollution Abatement Trust, Pool Program           8/13 at 100.00         AAA          1,562,400
                 Bonds, Series 9, 5.000%, 8/01/22
------------------------------------------------------------------------------------------------------------------------------------
$      95,320   Total Long-Term Investments (cost $97,375,461) - 146.1%                                                 102,548,093
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      1,661,355
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.4)%                                                        (34,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 70,209,448
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       35


                            Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.7%

$         500   Boston, Massachusetts, Industrial Development Financing               9/12 at 102.00        Baa3        $   498,070
                 Authority, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.9%

        1,500   Massachusetts Educational Financing Authority, Educational            7/10 at 100.00         AAA          1,573,140
                 Loan Revenue Bonds, Issue E, Series 2001,
                 5.300%, 1/01/16 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Massachusetts Development Finance Authority, Revenue                  5/29 at 105.00          A3          1,115,500
                 Refunding Bonds, Series 1999P, Boston University,
                 6.000%, 5/15/59

          500   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            527,420
                 Bonds, Milton Academy Project, Series 2003A,
                 5.000%, 9/01/19

        1,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          1,089,390
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

        2,000   Massachusetts Health and Educational Facilities Authority,            2/11 at 100.00         AA-          2,114,700
                 Revenue Bonds, Tufts University, Series 2001-I,
                 5.500%, 2/15/36

        1,250   University of Massachusetts Building Authority, Project              11/10 at 100.00         AAA          1,349,387
                 Revenue Bonds, Senior Series 2000-2, 5.250%, 11/01/20 -
                 AMBAC Insured

          600   University of Massachusetts Building Authority, Project              11/13 at 100.00         AAA            658,086
                 Revenue Bonds, Senior Lien Series 2003-1,
                 5.250%, 11/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.9%

        1,000   Massachusetts Health and Educational Facilities Authority,            7/09 at 101.00         AA-          1,034,090
                 Revenue Bonds, Partners HealthCare System Issue,
                 Series B, 5.125%, 7/01/19

        1,000   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-          1,053,600
                 Revenue Bonds, Partners HealthCare Issue, Series C,
                 5.750%, 7/01/32

        1,250   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB          1,282,825
                 Revenue Bonds, UMass Memorial Health Care,
                 Series 2001C, 6.625%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            1/12 at 101.00          A-            392,636
                 Revenue Bonds, Covenant Health Systems Obligated
                 Group, Series 2002, 6.000%, 7/01/31

        1,000   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          1,032,160
                 Revenue Bonds, Berkshire Health System Issue,
                 Series 2001E, 6.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.4%

        1,000   Massachusetts Development Finance Agency, Assisted                    3/12 at 105.00         AAA          1,091,820
                 Living Facility Revenue Bonds, The Arbors at Chicopee
                 Project, GNMA Collateralized, Series 2001A,
                 6.250%, 9/20/42 (Alternative Minimum Tax)

        1,250   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA          1,309,838
                 Mortgage Revenue Bonds, 2001 Series A,
                 5.850%, 7/01/35 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Somerville Housing Authority, Massachusetts, Mortgage                 5/12 at 103.00         AAA          1,045,130
                 Revenue Refunding Bonds, Clarendon Hill Towers Project,
                 GNMA Collateralized, Series 2002, 5.200%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.6%

          845   Massachusetts Housing Finance Agency, Single Family                  12/04 at 102.00          AA            871,998
                 Housing Revenue Bonds, Series 36, 6.600%, 12/01/26
                 (Alternative Minimum Tax)

        1,665   Massachusetts Housing Finance Agency, Single Family                   6/10 at 100.00         AAA          1,723,142
                 Housing Revenue Bonds, Series 82, 5.375%, 12/01/20
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.2%

          655   Massachusetts Development Finance Agency, First                       7/11 at 102.00        BBB-            670,438
                 Mortgage Revenue Bonds, Edgecombe Project,
                 Series 2001A, 6.750%, 7/01/21


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 32.4%

$       1,000   Boston, Massachusetts, General Obligation Bonds,                      2/11 at 100.00         Aa2        $ 1,051,150
                 Series 2001A, 5.000%, 2/01/20

        2,000   Brookline, Massachusetts, General Obligation Bonds,                   4/10 at 101.00         Aaa          2,225,280
                 Series 2000, 5.375%, 4/01/17

          500   East Longmeadow, Massachusetts, General Obligation                    8/11 at 101.00         Aaa            548,765
                 Bonds, Series 2001, 5.000%, 8/01/14 - AMBAC Insured

          440   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA            465,326
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        1,675   City of Lawrence, Massachusetts, General Obligation                   2/11 at 100.00         Aaa          1,747,159
                 Bonds, Series 2001, 5.000%, 2/01/21 - AMBAC Insured

        1,095   City of Lynn, Massachusetts, General Obligation Bonds,                8/11 at 101.00         Aaa          1,250,238
                 Series 2001, 5.375%, 8/15/12 - FGIC Insured

          750   Commonwealth of Massachusetts, General Obligation                       No Opt. Call         Aa2            851,355
                 Bonds, Consolidated Loan, Series 2002D, 5.500%, 8/01/19

          500   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA            544,045
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds,
                Series 2003, State Qualified:
          500    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            559,770
          500    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA            534,170


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 15.6%

        1,000   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA          1,052,810
                 Bonds, 2000 Series A, 5.250%, 7/01/30

        1,250   The Commonwealth of Massachusetts, Special Obligation                   No Opt. Call         Aaa          1,386,075
                 Refunding Notes, Federal Highway Grant Anticipation
                 Note Program, Series 2003A, 5.000%, 12/15/13 -
                 FSA Insured

        1,000   Puerto Rico Municipal Finance Agency, Loan Pool Bonds,                8/09 at 101.00         AAA          1,165,580
                 Series 1999A, 6.000%, 8/01/16 - FSA Insured

        1,000   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,111,980
                 Tax Loan Bonds, Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.6%

        1,000   Massachusetts Port Authority, Special Facilities Revenue              7/07 at 102.00         AAA          1,073,480
                 Bonds, BOSFUEL Corporation Project, Series 1997,
                 5.500%, 7/01/18 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 12.4%

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco                       7/10 at 100.00         AAA          1,188,380
                 Settlement Asset-Backed Bonds, Series 2000,
                 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

        1,250   The Commonwealth of Massachusetts, General                           10/10 at 100.00         AAA          1,456,087
                 Obligation Bonds, Consolidated Loan, Series 2000C,
                 5.750%, 10/01/19 (Pre-refunded to 10/01/10)

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,090,620
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.0%

        1,005   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,133,489
                 Recovery Revenue Bonds, SEMASS System, Series 2001A,
                 5.625%, 1/01/14 - MBIA Insured

        1,000   Massachusetts Industrial Finance Agency, Resource                    12/08 at 102.00         BBB            969,690
                 Recovery Revenue Refunding Bonds, Ogden Haverhill
                 Project, Series 1998A, 5.600%, 12/01/19 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.5%

        1,750   Massachusetts Water Pollution Abatement Trust, Water                  8/09 at 101.00         AAA          1,940,349
                 Pollution Abatement Revenue Bonds, MWRA Program,
                 Subordinate Series 1999A, 5.750%, 8/01/29

          300   Massachusetts Water Resources Authority, General                      8/10 at 101.00         AAA            334,716
                 Revenue Bonds, Series 2000A, 5.750%, 8/01/30 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      40,905   Total Long-Term Investments (cost $41,927,928) - 146.2%                                                  44,113,884
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      1,051,935
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 30,165,819
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                                 See accompanying notes to financial statements.


                                       37


                            Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 30.3%

$         500   Massachusetts Development Finance Authority, Revenue                  7/13 at 101.00         BBB        $   532,465
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2003C, 6.375%, 7/01/23

        2,250   Massachusetts Development Finance Agency, Revenue                     9/13 at 100.00          A1          2,267,978
                 Bonds, Middlesex School Project, Series 2003,
                 5.000%, 9/01/33

        3,000   Massachusetts Health and Educational Facilities                      10/13 at 100.00         AAA          3,052,320
                 Authority, Revenue Bonds, Simmons College, Series 2003F,
                 5.000%, 10/01/33 - FGIC Insured

        1,000   Massachusetts Health and Educational Facilities Authority,           10/13 at 101.00          AA          1,022,830
                 Revenue Bonds, Springfield College, Series 2003,
                 5.250%, 10/15/33 - RAAI Insured

        3,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          3,068,670
                 Revenue Bonds, Boston College, Series 2003N,
                 5.125%, 6/01/37

        2,000   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA          2,040,340
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.2%

        2,020   Massachusetts Health and Educational Facilities                       1/04 at 101.00         AAA          2,076,257
                 Authority, Revenue Bonds, South Shore Hospital Issue,
                 Series D, 6.500%, 7/01/22 - MBIA Insured

        2,500   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,535,275
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            7/08 at 102.00         AAA          1,011,420
                 Revenue Bonds, Caregroup Issue, Series A,
                 5.000%, 7/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.7%

        1,750   Massachusetts Development Finance Authority, Revenue                 12/12 at 105.00         AAA          1,913,835
                 Bonds, Neville Communities, GNMA Collateral,
                 Series 2002A, 6.000%, 6/20/44

          195   Massachusetts Housing Finance Agency, Housing Project                 4/04 at 101.00         AAA            199,040
                 Revenue Refunding Bonds, Series 1993A,
                 6.150%, 10/01/15 - AMBAC Insured

        1,265   Massachusetts Housing Finance Agency, Rental Housing                  7/12 at 100.00         AAA          1,288,542
                 Mortgage Revenue Bonds, Series 2002H,
                 5.200%, 7/01/42 - FSA Insured

        2,000   Massachusetts Housing Finance Agency, Housing Bonds,                 12/12 at 100.00         AA-          2,019,380
                 Series 2003H, 5.125%, 6/01/43


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 32.7%

        1,280   Littleton, Massachusetts, General Obligation Bonds,                   1/13 at 101.00         AAA          1,356,186
                 Series 2003, 5.000%, 1/15/21 - FGIC Insured

        3,000   The Commonwealth of Massachusetts, General Obligation                11/11 at 100.00         AAA          3,151,380
                 Bonds, Consolidated Loan, Series 2001D,
                 5.000%, 11/01/20 - MBIA Insured

        2,145   The Commonwealth of Massachusetts, General Obligation                 1/13 at 100.00         AAA          2,402,271
                 Bonds, Consolidated Loan, Series 2003A, 5.250%, 1/01/18
                 (Pre-refunded to 1/01/13) - AMBAC Insured

        1,025   Maynard, Massachusetts, General Obligation Bonds,                     2/13 at 101.00         Aaa          1,152,961
                 Series 2003, 5.500%, 2/01/19 - MBIA Insured

        1,500   Pittsfield, Massachusetts, General Obligation Bonds,                  4/12 at 101.00         AAA          1,613,835
                 Series 2002, 5.000%, 4/15/18 - MBIA Insured

        3,000   Springfield, Massachusetts, State Qualified General                   1/13 at 100.00         AAA          3,223,740
                 Obligation Bonds, Series 2003, 5.250%, 1/15/22 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 30.6%

        3,000   Martha's Vineyard, Massachusetts, Land Bank Revenue                   5/13 at 100.00         AAA          3,056,790
                 Bonds, Series 2002, 5.000%, 5/01/32 - AMBAC Insured

        3,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          3,059,910
                 Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/27 - FGIC Insured

        2,790   Massachusetts State College Building Authority, Project               5/13 at 100.00         AAA          2,967,946
                 Revenue Refunding Bonds, Series 2003A,
                 5.250%, 5/01/22 - XLCA Insured


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment, MSRB Project, Series 2002A:

$       1,475    5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00         AAA        $ 1,513,424
        1,500    5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00         AAA          1,533,255


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.2%

        1,000   Massachusetts Port Authority, Revenue Bonds,                          7/13 at 100.00         AAA          1,016,340
                 Series 2003A, 5.000%, 7/01/33 - MBIA Insured

                Massachusetts Turnpike Authority, Metropolitan Highway
                System Revenue Bonds, Senior Series 1997A:
        7,000    0.000%, 1/01/29 - MBIA Insured                                         No Opt. Call         AAA          1,916,460
        1,500    5.000%, 1/01/37 - MBIA Insured                                       1/07 at 102.00         AAA          1,512,330


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 3.7%

          955   Massachusetts Port Authority, Revenue Bonds,                          1/04 at 100.00         AAA          1,462,869
                 Series 1982, 13.000%, 7/01/13


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.6%

        1,500   Puerto Rico Electric Power Authority, Power Revenue                   7/10 at 101.00         AAA          1,575,045
                 Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,000   Puerto Rico Electric Power Authority, Power Revenue                   7/12 at 101.00         AAA          1,048,050
                 Bonds, Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.7%

        1,900   Lynn Water and Sewer Commission, Massachusetts,                      12/13 at 100.00         AAA          1,936,878
                 General Revenue Bonds, Series 2003A,
                 5.000%, 12/01/32 - MBIA Insured

        1,000   Massachusetts Water Resources Authority, General                        No Opt. Call         AAA          1,120,240
                 Revenue Bonds, Series 2002J, 5.250%, 8/01/19 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      62,050   Total Long-Term Investments (cost $58,177,964) - 150.7%                                                  59,648,262
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                        442,378
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.8)%                                                        (20,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 39,590,640
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                                 See accompanying notes to financial statements.

                                       39


                            Nuveen Missouri Premium Income Municipal Fund (NOM)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.1%

$       1,000   Missouri State Development Finance Board, Solid Waste                   No Opt. Call         AA-        $ 1,048,370
                 Disposal Revenue Bonds, Procter & Gamble Paper Products
                 Company Project, Series 1999, 5.200%, 3/15/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.3%

        1,000   Curators of the University of Missouri, System Facilities            11/13 at 100.00          AA          1,022,350
                 Revenue Bonds, Series 2003A, 5.000%, 11/01/31

        1,400   Missouri Health and Educational Facilities Authority,                 6/10 at 100.00        Baa2          1,481,298
                 Educational Facilities Revenue Bonds, Maryville University
                 of St. Louis Project, Series 2000, 6.750%, 6/15/30

          500   Missouri Health and Educational Facilities Authority,                 2/08 at 101.00          A3            521,070
                 Educational Facilities Revenue Bonds, St. Louis Priory
                 School Project, Series 2000, 5.650%, 2/01/25

          365   Missouri Health and Educational Facilities Authority,                 4/11 at 100.00         Aaa            407,428
                 Educational Facilities Revenue Bonds, Webster University,
                 Series 2001, 5.500%, 4/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 32.3%

        1,800   Johnson County, Missouri, Hospital Revenue Bonds,                     6/10 at 100.00          AA          1,998,504
                 Western Missouri Medical Center Project, Series 2000,
                 6.000%, 6/01/20 - RAAI Insured

        2,500   Health and Educational Facilities Authority of the                    6/11 at 101.00         AAA          2,590,350
                 State of Missouri, Revenue Bonds, SSM Health
                 Care Series 2001A, 5.250%, 6/01/28 - AMBAC Insured

          500   Health and Educational Facilities Authority of the                    6/11 at 101.00         AAA            518,570
                 State of Missouri, Health Facilities Revenue Bonds,
                 Saint Luke's Episcopal-Presbyterian Hospitals,
                 Series 2001, 5.250%, 12/01/26 - FSA Insured

                Health and Educational Facilities Authority of the State of
                Missouri, Health Facilities Revenue Bonds, BJC Health System,
                Series 2003:
        1,500    5.125%, 5/15/25                                                      5/13 at 100.00          AA          1,537,275
        1,155    5.250%, 5/15/32                                                      5/13 at 100.00          AA          1,192,457

          500   Health and Educational Facilities Authority of the State              2/14 at 100.00        BBB+            499,595
                 of Missouri, Health Facilities Revenue Bonds, Lake
                 Regional Health System, Series 2003, 5.700%, 2/15/34
                 (WI, Settling 12/10/03)

          425   Health and Educational Facilities Authority of the State              2/06 at 102.00        BBB+            440,989
                 of Missouri, Health Facilities Revenue Bonds, Lake of
                 the Ozarks General Hospital, Inc., Series 1996,
                 6.500%, 2/15/21

        1,000   Health and Educational Facilities Authority of the State             12/10 at 101.00           A          1,054,340
                 of Missouri, Health Facilities Revenue Bonds, Saint
                 Anthony's Medical Center, Series 2000, 6.250%, 12/01/30

          950   Texas County, Missouri, Hospital Revenue Bonds, Texas                 6/10 at 100.00         N/R            944,832
                 County Memorial Hospital, Series 2000, 7.250%, 6/15/25


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 10.3%

          900   Missouri Housing Development Commission, Multifamily                 12/11 at 100.00          AA            949,608
                  Housing Revenue Bonds, Series 2001-II,
                 5.250%, 12/01/16

        1,250   The Industrial Development Authority of St. Charles                   4/08 at 102.00         AAA          1,276,763
                 County, Missouri, Multifamily Housing Revenue Bonds,
                 Ashwood Apartments, Series 1998A, 5.600%, 4/01/30
                 (Alternative Minimum Tax) - FSA Insured

          545   The Industrial Development Authority of the County                    4/07 at 102.00         AAA            575,231
                 of St. Louis, Missouri, Multifamily Housing Revenue
                 Refunding Bonds, GNMA Collateralized, South Summit
                 Apartments Project, Series 1997A, 5.950%, 4/20/17

          600   The Industrial Development Authority of the County                    4/07 at 102.00         AAA            628,602
                 of St. Louis, Missouri, Multifamily Housing Revenue
                 Refunding Bonds, GNMA Collateralized, South Summit
                 Apartments Project, Series 1997B, 6.000%, 10/20/15
                 (Alternative Minimum Tax)


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.7%

$         345   Missouri Housing Development Commission, Single Family                3/06 at 105.00         AAA        $   352,914
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

          495   Missouri Housing Development Commission, Single Family                9/06 at 105.00         AAA            498,024
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

          370   Missouri Housing Development Commission, Single Family                3/10 at 100.00         AAA            390,491
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.0%

        1,000   Sugar Creek, Missouri, Industrial Development Revenue                 6/13 at 101.00         BBB            990,050
                 Bonds, Lafarge North America, Inc., Series 2003A,
                 5.650%, 6/01/37 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.4%

          500   Jackson County R-7 School District, Lees Summit, Missouri,            3/12 at 100.00         AAA            541,910
                 General Obligation Refunding and Improvement Bonds,
                 Series 2002, 5.250%, 3/01/18 - FSA Insured

        1,000   State of Missouri, General Obligation Refunding Bonds,               10/12 at 100.00         AAA          1,075,730
                 Fourth State Building, Series 2002A, 5.000%, 10/01/18

        1,630   North Kansas City School District, Missouri, General                  3/13 at 100.00         AA+          1,685,420
                 Obligation Bonds, Series 2003A, 5.000%, 3/01/23

        2,020   Ritenour Consolidated School District of St. Louis County,              No Opt. Call         AAA          2,553,947
                 Missouri, General Obligation Bonds, Series 1995,
                 7.375%, 2/01/12 - FGIC Insured

        1,500   Francis Howell School District, Saint Charles County,                   No Opt. Call         AAA          1,738,515
                 Missouri, General Obligation Refunding Bonds,
                 Series 1994A, 7.800%, 3/01/08 - FGIC Insured

        1,000   Pattonville R-3 School District, St. Louis County,                    3/10 at 101.00         AAA          1,135,880
                 Missouri, General Obligation Bonds, Series 2000,
                 5.750%, 3/01/17 - FGIC Insured

          895   Board of Education of the City of St. Louis, Missouri,                  No Opt. Call         AAA          1,078,878
                 General Obligation Refunding Bonds, Series 1993A,
                 8.500%, 4/01/07 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.0%

          750   Fenton, Missouri, Tax Increment Refunding and                        10/12 at 100.00         N/R            765,308
                 Improvement Bonds, Gravois Bluffs Project, Series 2002,
                 6.125%, 10/01/21

        1,740   Jackson County Public Building Corporation, Missouri,                12/13 at 100.00         Aa3          1,780,733
                 Leasehold Revenue Bonds, Capital Improvement Projects,
                 Series 2003, 5.000%, 12/01/28

        1,000   Kansas City Land Clearance Redevelopment Authority,                  12/05 at 102.00         AAA          1,104,650
                 Missouri, Lease Revenue Bonds, Municipal Auditorium
                 and Muehlebach Hotel Redevelopment Projects,
                 Series 1995A, 5.900%, 12/01/18 - CAP GTY/FSA Insured

        2,000   Missouri Development Finance Board, Kansas City,                      4/10 at 100.00         AAA          2,250,560
                 Missouri, Infrastructure Facilities Revenue Bonds,
                 Midtown Redevelopment Projects, Series 2000A,
                 5.750%, 4/01/22 - MBIA Insured

          450   Monarch-Chesterfield Levee District, St. Louis County,                3/10 at 101.00         AAA            511,146
                 Missouri, Levee District Improvement Bonds,
                 Series 1999, 5.750%, 3/01/19 - MBIA Insured

        1,000   St. Louis, Missouri, Municipal Finance Corporation,                   2/12 at 100.00         Aaa          1,135,280
                 Leasehold Revenue Bonds, Carnahan Courthouse
                 Project, Series 2002A, 5.750%, 2/15/16 - FGIC Insured

        2,000   The Public Building Corporation of the City of Springfield,           6/10 at 100.00         AAA          2,323,400
                 Missouri, Leasehold Revenue Bonds, Jordan Valley
                 Park Projects, Series 2000A, 6.125%, 6/01/21 -
                 AMBAC Insured

        1,380   Springfield, Missouri, City Center Development                       11/11 at 100.00         Aaa          1,425,982
                 Corporation, Leasehold Revenue Bonds, Jordan Valley
                 Park Parking Garage Project, Series 2002D,
                 5.000%, 11/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.7%

          500   Kansas City, Missouri, Passenger Facility Charge Revenue              4/11 at 101.00         AAA            506,860
                 Bonds, Kansas City International Airport, Series 2001,
                 5.000%, 4/01/23 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Land Clearance for Redevelopment Authority of the City                9/09 at 102.00         N/R          1,072,560
                 of St. Louis, Missouri, Tax-Exempt Parking Facility
                 Revenue Refunding and Improvement Bonds, LCRA
                 Parking Facilities Project, Series 1999C, 7.000%, 9/01/19


                                       41


                            Nuveen Missouri Premium Income Municipal Fund (NOM) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 12.2%

$         675   Health and Educational Facilities Authority of the State              2/06 at 102.00     BBB+***        $   758,558
                 of Missouri, Health Facilities Revenue Bonds, Lake of
                 the Ozarks General Hospital, Inc., Series 1996,
                 6.500%, 2/15/21 (Pre-refunded to 2/15/06)

        1,000   School District of the City of Saint Charles, Missouri,               3/06 at 100.00      AA+***          1,090,040
                 General Obligation Bonds, Series 1996A,
                 5.625%, 3/01/14 (Pre-refunded to 3/01/06)

        1,000   St. Louis County, Missouri, Certificates of Receipt,                    No Opt. Call         AAA          1,125,230
                 GNMA Collateralized Mortgage Revenue Bonds,
                 Series 1993D, 5.650%, 7/01/20 (Alternative
                 Minimum Tax)

        1,000   St. Louis, Missouri, Municipal Finance Corporation,                   2/06 at 102.00         AAA          1,109,890
                 Leasehold Revenue Bonds, City Justice Center Project,
                 Series 1996A, 5.750%, 2/15/11 (Pre-refunded
                 to 2/15/06) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.8%

        1,800   Springfield, Missouri, Public Utilities Board, Certificates          12/09 at 100.00         AAA          1,923,732
                 of Participation, Series 2001, 5.000%, 12/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.0%

          350   State Environmental Improvement and Energy Resources                    No Opt. Call         Aaa            431,065
                 Authority, Missouri, Water Pollution Control Revenue
                 Bonds, State Revolving Fund Program, Kansas City
                 Project, Series 1997C, 6.750%, 1/01/12

          210   State Environmental Improvement and Energy Resources                  1/06 at 101.00         Aaa            227,829
                 Authority, Missouri, Water Pollution Control Revenue
                 Bonds, State Revolving Fund, Multi-Participant Program,
                 Series 1996D, 5.875%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
$      46,500   Total Long-Term Investments (cost $46,931,364) - 150.8%                                                  50,272,214
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (2.8)%                                                                     (929,729)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.0)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 33,342,485
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       42

                            Statement of
                                ASSETS AND LIABILITIES November 30, 2003 (Unaudited)
                                                                     CONNECTICUT      CONNECTICUT       CONNECTICUT      CONNECTICUT
                                                                         PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NTC)            (NFC)             (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $110,569,712, $54,744,187,
   $50,083,480 and $91,974,027, respectively)                       $116,967,760      $57,425,263       $53,098,461     $94,060,978
Cash                                                                          --           89,408            62,365         429,882
Receivables:
   Interest                                                            1,791,592          761,182           622,568       1,315,845
   Investments sold                                                    1,023,011               --                --              --
Other assets                                                              10,164            6,909             4,931             926
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   119,792,527       58,282,762        53,788,325      95,807,631
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           288,300               --                --              --
Payable for investments purchased                                        521,702               --                --         521,702
Accrued expenses:
   Management fees                                                        62,980           16,598            15,320          25,587
   Organization and offering costs                                            --               --                --              --
   Other                                                                  34,839           21,328            21,238          30,073
Preferred share dividends payable                                          3,145            2,669                --           6,016
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  910,966           40,595            36,558         583,378
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                38,300,000       19,500,000        17,500,000      32,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                               $80,581,561      $38,742,167       $36,251,767     $63,224,253
====================================================================================================================================
Common shares outstanding                                              5,313,041        2,554,959         2,307,378       4,346,749
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                             $     15.17      $     15.16       $     15.71     $     14.55
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                              $    53,130      $    25,550       $    23,074     $    43,467
Paid-in surplus                                                       73,728,955       36,202,541        32,658,095      61,332,804
Undistributed (Over-distribution of) net investment income               850,345          295,189           268,434         145,301
Accumulated net realized gain (loss) from investments                   (448,917)        (462,189)          287,183        (384,270)
Net unrealized appreciation of investments                             6,398,048        2,681,076         3,014,981       2,086,951
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                               $80,581,561      $38,742,167       $36,251,767     $63,224,253
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       43

                            Statement of
                                ASSETS AND LIABILITIES November 30, 2003 (Unaudited) (continued)
                                                                                                            INSURED
                                                                   MASSACHUSETTS    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                         PREMIUM         DIVIDEND          TAX-FREE          PREMIUM
                                                                          INCOME        ADVANTAGE         ADVANTAGE           INCOME
                                                                           (NMT)            (NMB)             (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $97,375,461, $41,927,928,
   $58,177,964 and $46,931,364, respectively)                       $102,548,093      $44,113,884       $59,648,262     $50,272,214
Cash                                                                     131,423          374,732                --              --
 Receivables:
   Interest                                                            1,605,118          700,692           852,373         814,710
   Investments sold                                                       10,000               --                --         117,074
 Other assets                                                              8,200            6,650             2,403           8,131
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   104,302,834       45,195,958        60,503,038      51,212,129
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Cash overdraft                                                               --               --           368,092       1,326,475
Payable for investments purchased                                             --               --                --         500,729
Accrued expenses:
   Management fees                                                        55,260           12,877            16,154          26,158
   Organization and offering costs                                            --               --             6,000              --
   Other                                                                  35,474           17,262            19,344          15,689
Preferred share dividends payable                                          2,652               --             2,808             593
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                   93,386           30,139           412,398       1,869,644
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                34,000,000       15,000,000        20,500,000      16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 70,209,448      $30,165,819       $39,590,640     $33,342,485
====================================================================================================================================
Common shares outstanding                                              4,717,198        1,946,234         2,711,174       2,232,450
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      14.88      $     15.50       $     14.60     $     14.94
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     47,172      $    19,462       $    27,112     $    22,325
Paid-in surplus                                                       65,426,198       27,540,197        38,185,636      30,029,896
Undistributed (Over-distributed of) net investment income                881,778          251,189           (91,826)        378,471
Accumulated net realized gain (loss) from investments                 (1,318,332)         169,015              (580)       (429,057)
Net unrealized appreciation of investments                             5,172,632        2,185,956         1,470,298       3,340,850
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 70,209,448      $30,165,819       $39,590,640     $33,342,485
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       44

                            Statement of
                                OPERATIONS Six Months Ended November 30, 2003 (Unaudited)
                                                                     CONNECTICUT      CONNECTICUT       CONNECTICUT      CONNECTICUT
                                                                         PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NTC)            (NFC)             (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                     $3,000,811       $1,386,610        $1,257,755      $2,148,569
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          382,827          187,037           173,064         306,247
Preferred shares - auction fees                                           48,006           24,442            21,935          40,110
Preferred shares - dividend disbursing agent fees                          5,014            5,014             5,014           5,014
Shareholders' servicing agent fees and expenses                            9,117              905               934             797
Custodian's fees and expenses                                             15,938            8,739             7,831          12,607
Trustees' fees and expenses                                                  902              533               507             551
Professional fees                                                          5,544            4,789             6,364           7,474
Shareholders' reports - printing and mailing expenses                      8,844            4,304             4,640           7,077
Stock exchange listing fees                                                5,591               48                53             362
Investor relations expense                                                 7,682            3,604             3,411           6,030
Other expenses                                                             5,329            4,941             6,504           2,432
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     494,794          244,356           230,257         388,701
   Custodian fee credit                                                   (1,757)          (4,057)           (1,993)         (4,908)
   Expense reimbursement                                                      --          (86,325)          (79,876)       (150,768)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             493,037          153,974           148,388         233,025
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  2,507,774        1,232,636         1,109,367       1,915,544
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                320,396          (81,256)          121,298        (119,238)
Change in net unrealized appreciation (depreciation) of investments   (2,479,264)        (914,567)       (1,345,300)     (2,206,931)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (2,158,868)        (995,823)       (1,224,002)     (2,326,169)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (113,101)         (64,881)          (58,493)       (115,473)
From accumulated net realized gains from investments                          --               --            (3,885)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (113,101)         (64,881)          (62,378)       (115,473)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                                   $  235,805       $  171,932        $ (177,013)    $  (526,098)
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       45

                            Statement of
                                OPERATIONS Six Months Ended November 30, 2003 (Unaudited) (continued)
                                                                                                            INSURED
                                                                   MASSACHUSETTS    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                         PREMIUM         DIVIDEND          TAX-FREE          PREMIUM
                                                                          INCOME        ADVANTAGE         ADVANTAGE           INCOME
                                                                           (NMT)            (NMB)             (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                     $2,676,012       $1,098,794        $1,430,327      $1,276,878
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          335,888          145,436           193,363         159,276
Preferred shares - auction fees                                           42,616           18,801            25,695          20,055
Preferred shares - dividend disbursing agent fees                          5,014            5,014             5,014           5,014
Shareholders' servicing agent fees and expenses                            5,351               88               256           3,493
Custodian's fees and expenses                                             13,952            6,448            13,774           7,183
Trustees' fees and expenses                                                1,392              364               885             472
Professional fees                                                          6,359            4,564             5,315           4,600
Shareholders' reports - printing and mailing expenses                      8,538               93             6,307           2,592
Stock exchange listing fees                                                5,585              116               136             229
Investor relations expense                                                 6,988              965             2,834           3,299
Other expenses                                                             5,281            3,063             1,634           5,719
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     436,964          184,952           255,213         211,932
   Custodian fee credit                                                   (3,996)          (2,147)          (11,009)         (2,445)
   Expense reimbursement                                                      --          (67,124)          (95,194)             --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             432,968          115,681           149,010         209,487
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  2,243,044          983,113         1,281,317       1,067,391
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                806,148          131,275           (41,127)        413,407
Change in net unrealized appreciation (depreciation) of investments   (2,824,708)      (1,174,690)       (1,749,946)     (1,497,439)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (2,018,560)      (1,043,415)       (1,791,073)     (1,084,032)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                               (96,148)         (40,753)          (77,887)        (57,100)
From accumulated net realized gains from investments                          --           (1,872)           (3,805)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                          (96,148)         (42,625)          (81,692)        (57,100)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                                  $   128,336       $ (102,927)       $ (591,448)     $  (73,741)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       46


                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)
                                        CONNECTICUT                         CONNECTICUT                      CONNECTICUT
                                    PREMIUM INCOME (NTC)             DIVIDEND ADVANTAGE (NFC)          DIVIDEND ADVANTAGE 2 (NGK)
                             ---------------------------------  ---------------------------------  ---------------------------------
                             SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                     11/30/03          5/31/03          11/30/03          5/31/03          11/30/03         5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,507,774      $ 5,198,312       $ 1,232,636      $ 2,551,921       $ 1,109,367     $ 2,263,151
Net realized gain (loss)
   from investments                   320,396        1,504,009           (81,256)        (278,778)          121,298         325,473
Change in net unrealized
   appreciation (depreciation)
   of investments                  (2,479,264)       4,082,959          (914,567)       3,304,347        (1,345,300)      3,671,087
Distributions to Preferred
Shareholders:
   From net investment income        (113,101)        (358,883)          (64,881)        (170,791)          (58,493)       (169,519)
   From accumulated net realized
     gains from investments                --               --                --               --            (3,885)        (11,970)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                    235,805       10,426,397           171,932         5,406,699         (177,013)      6,078,222
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (2,340,850)      (4,646,089)       (1,118,342)       (2,140,226)        (986,381)     (1,910,300)
From accumulated net realized
   gains from investments                  --               --                --                --               --        (143,733)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (2,340,850)      (4,646,089)       (1,118,342)       (2,140,226)        (986,381)     (2,054,033)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Common shares:
   Net proceeds from sale of shares        --               --             1,664                --               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions    194,552          384,893            62,271           100,877            1,851           4,040
Preferred shares offering costs            --               --                --            23,986          (27,908)          5,020
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions    194,552          384,893            63,935           124,863          (26,057)          9,060
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (1,910,493)       6,165,201          (882,475)        3,391,336       (1,189,451)      4,033,249
Net assets applicable to Common
   shares at the beginning
   of period                       82,492,054       76,326,853        39,624,642        36,233,306       37,441,218      33,407,969
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $80,581,561      $82,492,054       $38,742,167       $39,624,642      $36,251,767     $37,441,218
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $   850,345      $   796,522       $   295,189       $   245,776      $   268,434     $   203,941
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       47


                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited) (continued)
                                        CONNECTICUT                   MASSACHUSETTS PREMIUM                    MASSACHUSETTS
                                 DIVIDEND ADVANTAGE 3 (NGO)               INCOME (NMT)                  DIVIDEND ADVANTAGE (NMB)
                             ---------------------------------  ---------------------------------  ---------------------------------
                                                       FOR THE
                                                PERIOD 9/26/02
                                                 (COMMENCEMENT
                             SIX MONTHS ENDED   OF OPERATIONS)  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                     11/30/03  THROUGH 5/31/03          11/30/03          5/31/03          11/30/03         5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $1,915,544      $ 2,173,106       $ 2,243,044      $ 4,619,396      $    983,113     $ 2,027,149
Net realized gain (loss)
   from investments                  (119,238)        (265,032)          806,148          (16,814)          131,275         133,861
Change in net unrealized
   appreciation (depreciation)
   of investments                  (2,206,931)       4,293,882        (2,824,708)       3,635,536        (1,174,690)      3,241,102
Distributions to Preferred
Shareholders:
   From net investment income        (115,473)        (163,989)          (96,148)        (315,608)          (40,753)       (139,815)
   From accumulated net realized
     gains from investments                --               --                --               --            (1,872)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   (526,098)       6,037,967           128,336        7,922,510          (102,927)      5,262,297
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,694,619)      (1,969,268)       (2,078,399)      (4,094,191)         (881,486)     (1,703,320)
From accumulated net realized gains
   from investments                        --               --                --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,694,619)      (1,969,268)       (2,078,399)      (4,094,191)         (881,486)     (1,703,320)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --       61,625,745                --               --             1,664              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions    133,554          290,710           156,920          317,813            14,176          31,840
Preferred shares offering costs       (12,513)        (761,500)               --               --                --          24,400
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions    121,041       61,154,955           156,920           317,813           15,840          56,240
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (2,099,676)      65,223,654        (1,793,143)        4,146,132         (968,573)      3,615,217
Net assets applicable to Common
   shares at the beginning
   of period                       65,323,929          100,275        72,002,591        67,856,459       31,134,392      27,519,175
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $63,224,253      $65,323,929       $70,209,448       $72,002,591      $30,165,819     $31,134,392
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $   145,301      $    39,849       $   881,778       $   813,281      $   251,189     $   190,315
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       48

                                                                       INSURED MASSACHUSETTS              MISSOURI PREMIUM
                                                                     TAX-FREE ADVANTAGE (NGX)                INCOME (NOM)
                                                                ---------------------------------  ---------------------------------
                                                                                          FOR THE
                                                                                  PERIOD 11/21/02
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS)  SIX MONTHS ENDED      YEAR ENDED
                                                                        11/30/03  THROUGH 5/31/03          11/30/03         5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,281,317       $  931,105       $ 1,067,391     $ 2,153,739
Net realized gain (loss) from investments                                (41,127)          44,352           413,407         (15,252)
Change in net unrealized appreciation
   (depreciation) of investments                                      (1,749,946)       3,220,244        (1,497,439)      2,231,265
Distributions to Preferred Shareholders:
   From net investment income                                            (77,887)         (81,083)          (57,100)       (161,228)
   From accumulated net realized
     gains from investments                                               (3,805)              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                      (591,448)       4,114,618           (73,741)      4,208,524
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,170,650)        (974,628)         (975,950)     (1,919,228)
From accumulated net realized gains
   from investments                                                           --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (1,170,650)        (974,628)         (975,950)     (1,919,228)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --       38,596,500                --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        49,364           14,987           164,614         318,941
Preferred shares offering costs                                            6,822         (555,200)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                                        56,186       38,056,287           164,614         318,941
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (1,705,912)      41,196,277          (885,077)      2,608,237
Net assets applicable to Common
   shares at the beginning of period                                  41,296,552          100,275        34,227,562      31,619,325
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $39,590,640      $41,296,552       $33,342,485     $34,227,562
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   (91,826)     $  (124,606)      $   378,471     $   344,130
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       49


                            Notes to
                                   FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Connecticut Dividend Advantage Municipal Fund
(NFC), Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK), Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB), Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) and Nuveen Missouri Premium Income Municipal Fund (NOM). Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income
(NMT) are traded on the New York Stock Exchange while Common shares of Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Dividend Advantage (NMB), Insured Massachusetts Tax-Free Advantage (NGX) and Missouri Premium Income (NOM) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Connecticut Dividend Advantage 3
(NGO) and Insured Massachusetts Tax-Free Advantage (NGX), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2003, Connecticut Premium Income (NTC), Connecticut Dividend Advantage 3 (NGO) and Missouri Premium Income (NOM) had outstanding when-issued purchase commitments of $521,702, $521,702 and $500,729, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                              CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NTC)        (NFC)        (NGK)        (NGO)
--------------------------------------------------------------------------------
Number of shares:
   Series T                            --          780           --           --
   Series W                            --           --          700           --
   Series TH                        1,532           --           --           --
   Series F                            --           --           --        1,280
================================================================================

                                                             INSURED
                         MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS    MISSOURI
                               PREMIUM       DIVIDEND       TAX-FREE     PREMIUM
                                INCOME      ADVANTAGE      ADVANTAGE      INCOME
                                 (NMT)          (NMB)          (NGX)       (NOM)
--------------------------------------------------------------------------------
Number of shares:
   Series T                         --            600            --           --
   Series W                         --             --           820           --
   Series TH                     1,360             --            --          640
   Series F                         --             --            --           --
================================================================================


Insurance

Insured Massachusetts Tax-Free Advantage (NGX) invests at least 80% of its net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or
(ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Fund includes value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Connecticut Dividend Advantage 3 (NGO) and Insured Massachusetts Tax-Free Advantage (NGX). Connecticut Dividend Advantage 3's (NGO) and Insured Massachusetts Tax-Free Advantage's (NGX) share of Common share offering costs ($129,330 and $81,000, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Connecticut Dividend Advantage 3 (NGO) and Insured Massachusetts Tax-Free Advantage (NGX) in connection with their offering of Preferred shares ($774,013 and $548,378, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                     CONNECTICUT         CONNECTICUT DIVIDEND      CONNECTICUT DIVIDEND
                                PREMIUM INCOME (NTC)        ADVANTAGE (NFC)          ADVANTAGE 2 (NGK)
                               -----------------------   ----------------------   ------------------------
                               SIX MONTHS                SIX MONTHS               SIX MONTHS
                                    ENDED   YEAR ENDED        ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                 11/30/03      5/31/03     11/30/03     5/31/03     11/30/03      5/31/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                         --           --           --          --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                 11,797       23,492        3,956       6,514          118          260
---------------------------------------------------------------------------------------------------------
                                   11,797       23,492        3,956       6,514          118          260
=========================================================================================================
Preferred shares sold                  --           --           --          --           --           --
=========================================================================================================
                                  CONNECTICUT DIVIDEND           MASSACHUSETTS         MASSACHUSETTS DIVIDEND
                                    ADVANTAGE 3 (NGO)         PREMIUM INCOME (NMT)         ADVANTAGE (NMB)
                               ---------------------------   ----------------------   ------------------------
                                                   FOR THE
                                            PERIOD 9/26/02
                               SIX MONTHS    (COMMENCEMENT   SIX MONTHS               SIX MONTHS
                                    ENDED   OF OPERATIONS)        ENDED  YEAR ENDED         ENDED   YEAR ENDED
                                 11/30/03  THROUGH 5/31/03     11/30/03     5/31/03      11/30/03      5/31/03
--------------------------------------------------------------------------------------------------------------
 Common shares:
   Shares sold                         --        4,311,000           --          --            --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                  9,194           19,555       10,203      19,972           890        2,042
--------------------------------------------------------------------------------------------------------------
                                    9,194        4,330,555       10,203      19,972           890        2,042
==============================================================================================================
Preferred shares sold                  --            1,280           --          --            --           --
==============================================================================================================

                                                                   INSURED
                                                            MASSACHUSETTS TAX-FREE            MISSOURI
                                                                ADVANTAGE (NGX)         PREMIUM INCOME (NOM)
                                                         ---------------------------  ------------------------
                                                                             FOR THE
                                                                     PERIOD 11/21/02
                                                         SIX MONTHS    (COMMENCEMENT  SIX MONTHS
                                                              ENDED   OF OPERATIONS)       ENDED    YEAR ENDED
                                                           11/30/03  THROUGH 5/31/03    11/30/03       5/31/03
--------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --        2,700,000           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                            3,199              975        9,951       19,544
--------------------------------------------------------------------------------------------------------------
                                                              3,199        2,700,975        9,951       19,544
==============================================================================================================
Preferred shares sold                                            --              820           --           --
==============================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2003, were as follows:

                              CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NTC)        (NFC)        (NGK)        (NGO)
------------------------------------------ -------------------------------------
Purchases                     $12,912,237   $4,474,335   $3,670,712  $12,200,945
Sales and maturities           12,284,864    1,881,757    3,557,514    9,648,304
================================================================================

                                                            INSURED
                        MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                              PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                               INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------
Purchases                 $17,295,692     $8,951,738    $43,073,964  $10,026,769
Sales and maturities       17,537,086      8,726,985     45,850,887    7,409,209
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2003, the cost of investments were as follows:

                              CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NTC)        (NFC)        (NGK)        (NGO)
--------------------------------------------------------------------------------
Cost of investments          $110,560,643  $54,725,831  $50,074,708  $91,963,117
================================================================================

                                                            INSURED
                        MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                             PREMIUM        DIVIDEND       TAX-FREE      PREMIUM
                               INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------
Cost of investments       $97,204,983    $41,913,264    $58,177,935  $46,913,689
================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2003, were as follows:

                                                        CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                                            PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)        (NFC)        (NGK)        (NGO)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                          $6,671,761   $2,859,554   $3,096,440   $2,307,044
   Depreciation                                            (264,644)    (160,122)     (72,687)    (209,183)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments               $6,407,117   $2,699,432   $3,023,753   $2,097,861
==========================================================================================================
                                                                                      INSURED
                                                  MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                        PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                         INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                          (NMT)          (NMB)          (NGX)        (NOM)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                      $5,536,288    $2,200,620      $1,478,156   $3,415,589
   Depreciation                                        (193,178)           --          (7,829)     (57,064)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments           $5,343,110    $2,200,620      $1,470,327   $3,358,525
==========================================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2003, the Funds' last fiscal year end, were as follows:

                                                       CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                                           PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                             (NTC)        (NFC)        (NGK)        (NGO)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $1,180,598     $411,892     $358,341     $321,326
Undistributed net ordinary income *                             --           --       83,197           --
Undistributed net long-term capital gains                       --           --       86,574           --
=========================================================================================================
                                                                                       INSURED
                                                   MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS   MISSOURI
                                                         PREMIUM       DIVIDEND       TAX-FREE    PREMIUM
                                                          INCOME      ADVANTAGE      ADVANTAGE     INCOME
                                                           (NMT)          (NMB)          (NGX)      (NOM)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $944,663       $318,206        $72,254   $489,254
Undistributed net ordinary income *                        5,707             --         44,352        261
Undistributed net long-term capital gains                    --          39,612             --         --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                        CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                                            PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2003                                                          (NTC)        (NFC)        (NGK)        (NGO)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $4,914,860   $2,309,669   $2,079,493   $1,846,495
Distributions from net ordinary income *                     74,506           --      124,592           --
Distributions from net long-term capital gains                   --           --       31,111           --
==========================================================================================================
                                                                                         INSURED
                                                     MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS    MISSOURI
                                                           PREMIUM       DIVIDEND       TAX-FREE     PREMIUM
                                                            INCOME      ADVANTAGE      ADVANTAGE      INCOME
2003                                                         (NMT)          (NMB)          (NGX)       (NOM)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $4,392,112     $1,843,169      $858,850   $2,071,810
Distributions from net ordinary income *                        --             --            --           --
Distributions from net long-term capital gains                  --             --            --           --
============================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                            CONNECTICUT  CONNECTICUT  CONNECTICUT  MASSACHUSETTS     MISSOURI
                                                PREMIUM     DIVIDEND     DIVIDEND        PREMIUM      PREMIUM
                                                 INCOME    ADVANTAGE  ADVANTAGE 3         INCOME       INCOME
                                                  (NTC)        (NFC)        (NGO)          (NMT)        (NOM)
-------------------------------------------------------------------------------------------------------------
Expiration year:
   2004                                        $     --      $    --      $    --     $  828,906     $708,417
   2005                                         593,568           --           --        195,761           --
   2006                                              --           --           --             --           --
   2007                                              --           --           --             --           --
   2008                                           7,281           --           --        210,989       57,432
   2009                                         168,464       30,535           --        718,509           --
   2010                                              --       42,027           --             --        6,599
   2011                                              --           --      172,070             --           --
-------------------------------------------------------------------------------------------------------------
Total                                          $769,313      $72,562     $172,070     $1,954,165     $772,448
============================================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                            CONNECTICUT  CONNECTICUT  MASSACHUSETTS     MISSOURI
                               DIVIDEND     DIVIDEND        PREMIUM      PREMIUM
                              ADVANTAGE  ADVANTAGE 3         INCOME       INCOME
                                  (NFC)        (NGO)          (NMT)        (NOM)
--------------------------------------------------------------------------------
                               $308,371      $92,962       $171,171      $70,055
================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Connecticut Premium Income's (NTC), Massachusetts Premium Income's (NMT) and Missouri Premium Income's (NOM) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Connecticut Dividend Advantage's (NFC), Connecticut Dividend Advantage 2's
(NGK), Connecticut Dividend Advantage 3's (NGO), Massachusetts Dividend Advantage's (NMB) and Insured Massachusetts Tax-Free Advantage's (NGX) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of Connecticut Dividend Advantage's (NFC) and Massachusetts Dividend Advantage's (NMB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
JANUARY 31,                                      JANUARY 31,
--------------------------------------------------------------------------------
2001*                       .30%                       2007                 .25%
2002                        .30                        2008                 .20
2003                        .30                        2009                 .15
2004                        .30                        2010                 .10
2005                        .30                        2011                 .05
2006                        .30
================================================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage (NFC) and Massachusetts Dividend Advantage (NMB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Connecticut Dividend Advantage 2's (NGK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                       .30%                       2008                 .25%
2003                        .30                        2009                 .20
2004                        .30                        2010                 .15
2005                        .30                        2011                 .10
2006                        .30                        2012                 .05
2007                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 2 (NGK) for any portion of its fees and expenses beyond March 31, 2012.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



For the first eight years of Connecticut Dividend Advantage 3's (NGO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
SEPTEMBER 30,                                    SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                       .32%                         2007               .32%
2003                        .32                          2008               .24
2004                        .32                          2009               .16
2005                        .32                          2010               .08
2006                        .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 3 (NGO) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Insured Massachusetts Tax-Free Advantage's (NGX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                       .32%                      2007                  .32%
2003                        .32                       2008                  .24
2004                        .32                       2009                  .16
2005                        .32                       2010                  .08
2006                        .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Massachusetts Tax-Free Advantage
(NGX) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2003, to shareholders of record on December 15, 2003, as follows:

                              CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NTC)        (NFC)        (NGK)        (NGO)
--------------------------------------------------------------------------------
Dividend per share                 $.0735       $.0745       $.0735       $.0650
================================================================================

                                                             INSURED
                         MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS    MISSOURI
                               PREMIUM       DIVIDEND       TAX-FREE     PREMIUM
                                INCOME      ADVANTAGE      ADVANTAGE      INCOME
                                 (NMT)          (NMB)          (NGX)       (NOM)
--------------------------------------------------------------------------------
Dividend per share              $.0735         $.0775         $.0720      $.0735
================================================================================

At the same time, the following Funds declared capital gains and net ordinary income distributions as follows:

                                                                                                      INSURED
                                                                    CONNECTICUT  MASSACHUSETTS  MASSACHUSETTS
                                                                       DIVIDEND       DIVIDEND       TAX-FREE
                                                                    ADVANTAGE 2      ADVANTAGE      ADVANTAGE
                                                                          (NGK)          (NMB)          (NGX)
-------------------------------------------------------------------------------------------------------------
Capital gains distributions per share                                    $.0820         $.0789         $   --
Net ordinary income distributions per share*                              .0341             --          .0148
=============================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                            Financial
                                   HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                                Less Distributions
                                 -----------------------------------------------------------------  --------------------------------
                                                           Distributions   Distributions
                                                                from Net            from              From Net
                     Beginning                        Net     Investment         Capital            Investment    Capital
                        Common                  Realized/      Income to        Gains to             Income to   Gains to
                         Share          Net    Unrealized      Preferred       Preferred                Common     Common
                     Net Asset   Investment    Investment         Share-          Share-                Share-     Share-
                         Value       Income    Gain (Loss)       holders+        holders+    Total     holders    holders     Total
====================================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                 $15.56        $ .47        $ (.40)         $(.02)           $ --     $ .05       $(.44)       $--     $(.44)
2003                     14.46          .98          1.07           (.07)             --      1.98        (.88)        --      (.88)
2002                     14.20         1.00           .20           (.10)             --      1.10        (.84)        --      (.84)
2001                     12.92         1.02          1.32           (.24)             --      2.10        (.82)        --      (.82)
2000                     14.44         1.06         (1.54)          (.22)             --      (.70)       (.82)        --      (.82)
1999                     14.49         1.00          (.05)          (.20)             --       .75        (.80)        --      (.80)

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                  15.53          .48          (.38)          (.03)             --       .07        (.44)        --      (.44)
2003                     14.24         1.00          1.19           (.07)             --      2.12        (.84)        --      (.84)
2002                     13.88         1.00           .31           (.11)             --      1.20        (.84)        --      (.84)
2001(a)                  14.33          .21          (.23)          (.05)             --      (.07)       (.21)        --      (.21)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                  16.23          .48          (.53)          (.03)             --      (.08)       (.43)        --      (.43)
2003                     14.48          .98          1.74           (.07)           (.01)     2.64        (.83)      (.06)     (.89)
2002(b)                  14.33          .08           .30             --              --       .38        (.07)        --      (.07)

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                  15.06          .44          (.53)          (.03)             --      (.12)       (.39)        --      (.39)
2003(c)                  14.33          .51           .93           (.04)             --      1.40        (.46)        --      (.46)
====================================================================================================================================

                                                                 Total Returns
                                                              -------------------
                                                                          Based
                           Offering                                          on
                          Costs and       Ending                         Common
                          Preferred       Common               Based      Share
                              Share        Share    Ending        on        Net
                       Underwriting    Net Asset    Market    Market      Asset
                          Discounts        Value     Value     Value**    Value**
=================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
---------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                        $ --       $15.17  $16.2500     (2.61)%      .41%
2003                             --        15.56   17.1400     12.63      14.08
2002                             --        14.46   16.0500      5.01       7.87
2001                             --        14.20   16.1000     25.91      16.57
2000                             --        12.92   13.5000    (14.85)     (4.87)
1999                             --        14.44   16.7500     13.50       5.22

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
---------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                          --        15.16   16.1300      1.43        .53
2003                            .01        15.53   16.3500      9.19      15.38
2002                             --        14.24   15.7900      8.61       8.81
2001(a)                        (.17)       13.88   15.3400      3.71      (1.67)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
---------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                        (.01)       15.71   15.5200       .98       (.49)
2003                             --        16.23   15.8000     11.16      18.77
2002(b)                        (.16)       14.48   15.0500       .79       1.53

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
---------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                          --        14.55   13.6600     (6.92)      (.71)
2003(c)                        (.21)       15.06   15.0900      3.71       8.46
=================================================================================

                                                           Ratios/Supplemental Data
                         ------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement    After Credit/Reimbursement***
                                         ----------------------------    ----------------------------
                                                       Ratio of Net                    Ratio of Net
                                           Ratio of      Investment        Ratio of      Investment
                              Ending       Expenses       Income to        Expenses       Income to
                                 Net     to Average         Average      to Average         Average
                              Assets     Net Assets      Net Assets      Net Assets      Net Assets
                          Applicable     Applicable      Applicable      Applicable      Applicable      Portfolio
                           to Common      to Common       to Common       to Common       to Common       Turnover
                         Shares (000)        Shares++        Shares++        Shares++        Shares++         Rate
===================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                      $80,582           1.24%*          6.29%*          1.24%*          6.29%*           11%
2003                          82,492           1.27            6.57            1.26            6.58             23
2002                          76,327           1.34            6.90            1.34            6.91             12
2001                          74,642           1.33            7.36            1.31            7.39              8
2000                          67,579           1.36            7.87            1.32            7.91             19
1999                          75,165           1.32            6.83            1.30            6.84              7

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                       38,742           1.28*           5.99*            .81*           6.46*             3
2003                          39,625           1.27            6.29             .81            6.76              7
2002                          36,233           1.38            6.56             .88            7.06             20
2001(a)                       35,255           1.22*           4.10*            .80*           4.52*            29

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                       36,252           1.28*           5.73*            .83*           6.19*             7
2003                          37,441           1.31            5.94             .82            6.43             13
2002(b)                       33,408           1.06*           2.90*            .73*           3.23*            --

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(d)                       63,224           1.25*           5.64*            .75*           6.14*            10
2003(c)                       65,324           1.19*           4.72*            .71*           5.20*            18
===================================================================================================================

                            Preferred Shares at End of Period
                       ------------------------------------------
                         Aggregate    Liquidation
                            Amount     and Market           Asset
                       Outstanding          Value        Coverage
                              (000)     Per Share       Per Share
=================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
-----------------------------------------------------------------
Year Ended 5/31:
2003(d)                    $38,300        $25,000         $77,599
2003                        38,300         25,000          78,846
2002                        38,300         25,000          74,822
2001                        38,300         25,000          73,722
2000                        38,300         25,000          69,112
1999                        38,300         25,000          74,063

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
-----------------------------------------------------------------
Year Ended 5/31:
2003(d)                     19,500         25,000          74,669
2003                        19,500         25,000          75,801
2002                        19,500         25,000          71,453
2001(a)                     19,500         25,000          70,198

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
-----------------------------------------------------------------
Year Ended 5/31:
2003(d)                     17,500         25,000          76,788
2003                        17,500         25,000          78,487
2002(b)                     17,500         25,000          72,726

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
-----------------------------------------------------------------
Year Ended 5/31:
2003(d)                     32,000         25,000          74,394
2003(c)                     32,000         25,000          76,034
=================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period January 26, 2001 (commencement of operations) through May
     31, 2001.
(b)  For the period March 25, 2002 (commencement of operations) through May 31,
     2002.
(c)  For the period September 26, 2002 (commencement of operations) through May
     31, 2003.
(d)  For the six months ended November 30, 2003.

                                 See accompanying notes to financial statements.


                                  60-61 spread


                            Financial HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                 Less Distributions
                                 -----------------------------------------------------------------  --------------------------------
                                                           Distributions   Distributions
                                                                from Net            from              From Net
                     Beginning                        Net     Investment         Capital            Investment    Capital
                        Common                  Realized/      Income to        Gains to             Income to   Gains to
                         Share          Net    Unrealized      Preferred       Preferred                Common     Common
                     Net Asset   Investment    Investment         Share-          Share-                Share-     Share-
                         Value       Income    Gain (Loss)       holders+        holders+    Total     holders    holders     Total
====================================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                 $15.30        $ .48        $ (.44)         $(.02)           $ --     $ .02       $(.44)      $ --     $(.44)
2003                     14.48          .98           .78           (.07)             --      1.69        (.87)        --      (.87)
2002                     14.26         1.03           .13           (.11)             --      1.05        (.83)        --      (.83)
2001                     13.17         1.05          1.10           (.24)             --      1.91        (.82)        --      (.82)
2000                     14.72         1.05         (1.54)          (.21)             --      (.70)       (.85)        --      (.85)
1999                     14.91         1.02          (.16)          (.20)             --       .66        (.85)        --      (.85)

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                  16.00          .51          (.54)          (.02)             --      (.05)       (.45)        --      (.45)
2003                     14.16         1.04          1.74           (.07)             --      2.71        (.88)        --      (.88)
2002                     13.88         1.03           .25           (.12)             --      1.16        (.88)        --      (.88)
2001(a)                  14.33          .24          (.24)          (.05)             --      (.05)       (.22)        --      (.22)

INSURED MASSACHUSETTS
TAX-FREE
ADVANTAGE (NGX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                  15.25          .47          (.66)          (.03)             --      (.22)       (.43)        --      (.43)
2003(b)                  14.33          .35          1.21           (.03)             --      1.53        (.37)        --      (.37)

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                  15.40          .48          (.47)          (.03)             --      (.02)       (.44)        --      (.44)
2003                     14.35          .97          1.02           (.07)             --      1.92        (.87)        --      (.87)
2002                     13.97         1.01           .31           (.13)             --      1.19        (.81)        --      (.81)
2001                     12.77         1.02          1.18           (.26)             --      1.94        (.74)        --      (.74)
2000                     14.20          .99         (1.39)          (.26)             --      (.66)       (.77)        --      (.77)
1999                     14.44          .97          (.22)          (.22)             --       .53        (.77)        --      (.77)
====================================================================================================================================

                                                                  Total Returns
                                                               -------------------
                                                                           Based
                            Offering                                          on
                           Costs and       Ending                         Common
                           Preferred       Common               Based      Share
                               Share        Share    Ending        on        Net
                        Underwriting    Net Asset    Market    Market      Asset
                           Discounts        Value     Value     Value**    Value**
==================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
----------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                         $ --       $14.88  $15.6500     (4.11)%      .22%
2003                              --        15.30   16.8000     12.98      12.02
2002                              --        14.48   15.7000      8.04       7.51
2001                              --        14.26   15.3300     15.71      14.72
2000                              --        13.17   14.0000     (7.66)     (4.79)
1999                              --        14.72   16.0625      2.48       4.47

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
----------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                           --        15.50   15.9000      (.53)      (.21)
2003                             .01        16.00   16.4500      8.76      19.74
2002                              --        14.16   15.9500     14.15       8.46
2001(a)                         (.18)       13.88   14.8000       .13      (1.61)

INSURED MASSACHUSETTS
TAX-FREE
ADVANTAGE (NGX)
----------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                           --        14.60   15.7700      2.76      (1.33)
2003(b)                         (.24)       15.25   15.7800      7.69       9.07

MISSOURI PREMIUM
INCOME (NOM)
----------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                           --        14.94   17.0000      3.46       (.07)
2003                              --        15.40   16.8700     15.39      13.75
2002                              --        14.35   15.4100     14.11       8.65
2001                              --        13.97   14.2500     17.41      15.48
2000                              --        12.77   12.8125     (4.35)     (4.63)
1999                              --        14.20   14.1875      5.24       3.64
==================================================================================

                                                             Ratios/Supplemental Data
                            ------------------------------------------------------------------------------------------
                                             Before Credit/Reimbursement    After Credit/Reimbursement***
                                            ----------------------------    ----------------------------
                                                          Ratio of Net                    Ratio of Net
                                              Ratio of      Investment        Ratio of      Investment
                                 Ending       Expenses       Income to        Expenses       Income to
                                    Net     to Average         Average      to Average         Average
                                 Assets     Net Assets      Net Assets      Net Assets      Net Assets
                             Applicable     Applicable      Applicable      Applicable      Applicable      Portfolio
                              to Common      to Common       to Common       to Common       to Common       Turnover
                            Shares (000)        Shares++        Shares++        Shares++        Shares++         Rate
======================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                         $70,209           1.26%*          6.44%*          1.25%*          6.45%*           17%
2003                             72,003           1.28            6.61            1.27            6.63             18
2002                             67,856           1.31            7.11            1.30            7.12             13
2001                             66,579           1.37            7.46            1.35            7.48             14
2000                             61,323           1.32            7.71            1.31            7.73             11
1999                             68,288           1.30            6.87            1.30            6.88             11

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                          30,166           1.24*           6.13*            .78*           6.59*            20
2003                             31,134           1.29            6.49             .83            6.95              8
2002                             27,519           1.47            6.70             .94            7.24              9
2001(a)                          26,951           1.28*           4.84*            .84*           5.28*            18

INSURED MASSACHUSETTS
TAX-FREE
ADVANTAGE (NGX)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                          39,591           1.31*           6.01*            .76*           6.56*            71
2003(b)                          41,297           1.14*           4.17*            .68*           4.64*            19

MISSOURI PREMIUM
INCOME (NOM)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                          33,342           1.28*           6.44*           1.27*           6.45*            15
2003                             34,228           1.34            6.56            1.32            6.58             15
2002                             31,619           1.38            7.08            1.36            7.10              8
2001                             30,508           1.39            7.48            1.38            7.50             31
2000                             27,701           1.48            7.49            1.47            7.51             23
1999                             30,603           1.44            6.72            1.43            6.72             10
======================================================================================================================

                             Preferred Shares at End of Period
                        ------------------------------------------
                          Aggregate    Liquidation
                             Amount     and Market           Asset
                        Outstanding          Value        Coverage
                               (000)     Per Share       Per Share
==================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
------------------------------------------------------------------
Year Ended 5/31:
2003(c)                     $34,000        $25,000         $76,625
2003                         34,000         25,000          77,943
2002                         34,000         25,000          74,894
2001                         34,000         25,000          73,955
2000                         34,000         25,000          70,091
1999                         34,000         25,000          75,212

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------
Year Ended 5/31:
2003(c)                      15,000         25,000          75,276
2003                         15,000         25,000          76,891
2002                         15,000         25,000          70,865
2001(a)                      15,000         25,000          69,919

INSURED MASSACHUSETTS
TAX-FREE
ADVANTAGE (NGX)
------------------------------------------------------------------
Year Ended 5/31:
2003(c)                      20,500         25,000          73,281
2003(b)                      20,500         25,000          75,362

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------
Year Ended 5/31:
2003(c)                      16,000         25,000          77,098
2003                         16,000         25,000          78,481
2002                         16,000         25,000          74,405
2001                         16,000         25,000          72,669
2000                         16,000         25,000          68,282
1999                         16,000         25,000          72,817
==================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period January 30, 2001 (commencement of operations) through May 31, 2001.
(b) For the period November 21, 2002 (commencement of operations) through May 31, 2003.
(c)  For the six months ended November 30, 2003.


                                 See accompanying notes to financial statements.

                                  62-63 spread

                     Build Your Wealth
                             AUTOMATICALLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                     Fund
                       INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Shelia W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six month period ended November 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                     Serving Investors
                               FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-B-1103D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
            ----------------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 4, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: February 4, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: February 4, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.